    As Filed with the Securities and Exchange Commission on April 30, 1999

                                         Registration Nos. 33-33734 and 811-6057
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                     -------------------------------------

                                   Form N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                    Pre-Effective Amendment No. ___    [_]

                    Post-Effective Amendment No.  23    [X]
                                                 ---
                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                                Amendment No. 24                      [X]

                            HSBC MUTUAL FUNDS TRUST
              (Exact Name of Registrant as Specified in Charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
          (Address of Principal Executive Offices)        (Zip Code)

      Registrant's Telephone Number, including Area Code:  (800) 634-2536

                          Steven R. Howard, Secretary
                   Paul, Weiss, Rifkind, Wharton & Garrison,
                    1285 Avenue of the Americas, 23rd Floor
                           New York, New York  10019
                    (Name and Address of Agent for Service)

                          --------------------------
It is proposed that this filing will become effective (check appropriate box):

             [x] immediately upon filing pursuant to paragraph (b)

                    ___ on (date) pursuant to paragraph (b)

                 75 days after filing pursuant to paragraph (a)

          [_]  on (April 30,1999) pursuant to paragraph (a) of Rule 485

                          --------------------------


================================================================================

                      HSBC Mutual Funds Trust Prospectus

                            [ARTWORK APPEARS HERE]

                            Growth and Income Fund

                               Fixed Income Fund

                          New York Tax-Free Bond Fund

                Managed by HSBC Asset Management Americas, Inc.

                                April 30, 1999



An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                                   Question?
                          Call 1-800-634-2536 or your
                          Investment Representative.

                                                       Table of Contents
      HSBC Mutual Funds Trust Prospectus

                              Risk/Return Summary and Fund Expenses
------------------------------------------------------------------------
[GRAPHIC]

Carefully review this         4       Growth and Income Fund
important section, which      8       Fixed Income Fund
summarizes each Fund's        12      New York Tax-Free Bond Fund
investments, risks, past
performance, and fees.
                              Investment Objectives, Policies and Risks
------------------------------------------------------------------------
[GRAPHIC]
Review this section for       17      Growth and Income Fund
information on investment     18      Fixed Income Fund
strategies and their risks.   19      New York Tax-Free Bond Fund
                              20      Other Considerations--All Funds

                              Fund Management
------------------------------------------------------------------------
[GRAPHIC]
Review this section for       21      The Investment Adviser
details on the people and     21      Portfolio Managers
organizations who oversee     22      The Distributor and Administrator
the Funds.
                              Shareholder Information
------------------------------------------------------------------------
[GRAPHIC]
Review this section for       24      Pricing of Fund Shares
details on how shares are     25      Purchasing and Adding to Your
valued,                               Shares
how to purchase, sell and     29      Selling Your Shares
exchange shares, related      33      Distribution Arrangements/Sales
charges                               Charges
and payments of dividends     40      Exchanging Your Shares
and distributions.            42      Dividends, Distributions and Taxes

                              Financial Highlights
------------------------------------------------------------------------
[GRAPHIC]
                              43

                              Back Cover
------------------------------------------------------------------------
[LOGO]
                                      Where to learn more about this
                                      Fund

 Risk/Return Summary and Fund Expenses [GRAPHIC]


The following is a summary of certain key information about the HSBC Mutual Funds. You will find additional information about the Funds, including a detailed description of the risks of an investment in the Fund, after this summary.

Each Fund offers three different classes of shares; Class A, Class B and Class
C. All shares purchased prior to the introduction of multiple classes in May, 1999, are Class A shares. All classes of shares are offered in this prospectus.

The Risk/Return Summary describes certain kinds of risks that apply to one or more of the Funds. These risks are:

 . Market Risk. Risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term periods.

 . Interest Rate Risk. Risk that changes in interest rates will affect the value of a Fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a Fund's investments to decline.

 . Credit Risk. Risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

 . Prepayment Risk. Risk that the principal amount of the underlying mortgage will be repaid prior to the bond's maturity date. When such repayment occurs, no additional interest will be paid on the investment.

 . Security-Specific Risk. Risk that the issuer will be unable to achieve its earnings or growth expectations.

Other important things for you to note:

 . You may lose money by investing in the Funds.

 . Because the value of a Funds' investments will fluctuate with market conditions, so will the value of your investment in a Fund.

The Risk/Return Summary also includes a bar chart for each Fund showing its annual returns and a table showing its average annual returns.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

Fund Expenses include, for all Funds, a Fees and Expenses table and an Expense Example.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              Growth and

                                              Income Fund

 Investment Objective The Fund's investment objective is long-term growth of capital and current income.

 Principal Investment
 Strategies           The Fund normally invests at least 65% of its total
                      assets in common stocks, preferred stocks, and convertible securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments. The Fund's
                      Adviser selects securities for the portfolio that appear to be undervalued, some of which will be income-producing.

 Principal
 Investment Risks     The principal risks of investing in the Fund are market
                      risk, security-specific risk, interest rate risk, prepayment risk and credit risk. Additionally, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor.

 Who may want to      Consider investing in the Fund if you are:
 invest?                . seeking a long-term goal such
                          as retirement
                        . looking to add a growth
                          component to your portfolio

                        . willing to accept higher risks
                          of investing in the stock
                          market

                      This Fund will not be appropriate for anyone:
                        . seeking monthly income
                        . pursuing a short-term goal or
                          investing emergency reserves
                        . seeking safety of principal

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              Growth and Income Fund

Performance
Information


The bar chart shows
changes in the
Growth and Income
Fund's annual
performance over ten
years to demonstrate
that the Fund's
return varied at
different times. The
table below compares
the Fund's
performance over
time to that of the
S&P 500(R) Composite
Index, a widely
recognized,
unmanaged index of
common stocks. Both
the chart and table
assume reinvestment
of dividends and
distributions.

If fee waivers or
expense
reimbursements had
not been reflected
in both the chart
and table, the
Fund's performance
would have been
lower.


            Bar Chart

 Year-by-Year Total Returns as of
            12/31
     for Class A Shares*

[BAR GRAPH APPEARS HERE]

1989      25.56%
1990      -4.41%
1991      31.92%
1992       7.74%
1993      11.23%
1994      -2.97%
1995      33.11%
1996      17.90%
1997      27.42%
1998      26.97%

------------------------------------

The bar chart above does not
reflect the impact of any
applicable sales charges or account
fees which would reduce returns.
The chart, however, does include
management fees and operating
expenses. Of course, past
performance does not indicate how
the Fund will perform in the
future.

The Fund's returns will fluctuate
over long and short periods. For
example, during the ten year period
shown in the bar chart, the Fund's:

              Best quarter:   Q4 1998  22.51%
              Worst quarter:  Q3 1998 -11.35

                       ------------------------------------

                               Performance Table

  Average Annual Total Returns (for the periods ending December 31, 1998)

                            Inception Date Past Year Past 5 Years Past 10 Years
                          -----------------------------------------------------
Growth and Income Fund         6/23/86       20.63%     18.54%        16.07%
Class A* (includes maximum
5% sales charge)
                          -----------------------------------------------------
S&P 500(R) Composite Index       N/A         33.35%     20.25%        18.03%
                          -----------------------------------------------------
Lipper Growth and Income         N/A         13.58%     17.83%        15.54%
Fund Index

--------------------------------------------------------------------------------

*Returns are for Class A shares only; Class B and C shares had not yet been offered prior to the date of this prospectus.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              Growth and
                                              Income Fund

Fees and Expenses

As an investor in
the Growth and
Income Fund, you
will pay the
following fees and
expenses.

Shareholder
transaction fees
are paid from your
account. Annual
Fund operating
expenses are paid
out of Fund assets,
and are reflected
in the share price.

Contingent Deferred
Sales Charge

Some Fund share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has elapsed.
This is called
a Contingent De-
ferred Sales
Charge.

Shareholder Transaction
Expenses (fees paid by you directly)   A Shares B Shares C Shares
Maximum sales charge (load)
on purchases                           5.00%/1/   None     None
        ---------------------------------------------------------
Maximum deferred sales charge (load)     None   4.00%/2/ 1.00%/3/
        ---------------------------------------------------------
Annual Fund Operating
Expenses (fees paid
from Fund assets)               A Shares B Shares C Shares
Management fee                    .55%     .55%     .55%
        --------------------------------------------------
Administrative Services fee/4/    .15%     .15%     .15%
        --------------------------------------------------
Distribution (12b-1) fee/5/       .50%     .75%     .75%
        --------------------------------------------------
Service Organization fee/6/       .35%     .50%     .50%
        --------------------------------------------------
Other expenses                    .25%     .25%     .25%
        --------------------------------------------------
Total fund
operating expenses               1.80%    2.20%    2.20%
        --------------------------------------------------
Fee waivers & expense
reimbursements/4/,/5/,/6/         .65%     .30%     .30%
        --------------------------------------------------
Net expense/7/                   1.15%    1.90%    1.90%
        --------------------------------------------------

---------

/1/ Lower sales charges are available depending upon the amount invested.

/2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.

/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.

/4/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.

/5/ The Distributor is contractually waiving .25% of its Distribution fee for Class A shares.

/6/ The Service Organization fee is being contractually waived in its entirety for Class A shares and contractually limited to .25% for the Class B and Class C shares.

/7/ The contractual expense limitations are in effect through December 31, 1999.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              Growth and
                                              Income Fund


Expense Example

Use this table to
compare fees and
expenses with
those of other
Funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return
 . no changes in
   the
   Fund's operating
   expenses except
   the expiration
   of the current
   contractual fee
   waiver
   on December 31,
   1999.

Because this
example
is hypothetical
and for comparison
only, your actual
costs will
be different.

                                      1 Year 3 Years 5 Years 10 Years
             Class A Shares
              Assuming redemption      $611   $978   $1,368   $2,459
                     ------------------------------------------------
             Class B Shares
              Assuming redemption      $593   $859   $1,152   $2,511
              Assuming no redemption   $193   $659   $1,152   $2,511
                     ------------------------------------------------
             Class C Shares
              Assuming redemption      $293   $659   $1,152   $2.511
              Assuming no redemption   $193   $659   $1,152   $2,511
                     ------------------------------------------------

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              Fixed Income
                                              Fund


Investment Objective
                      The Fund's investment objective
                      is generation of high current
                      income consistent with
                      appreciation of capital.

Principal             The Fund normally invests at
Investment Strategies least 65% of its total assets in
                      fixed income securities rated at
                      least Baa by Moody's Investors
                      Service ("Moodys") or BBB by
                      Standard and Poors Corporation
                      ("S&P") or securities of
                      comparable quality. The Fund may
                      invest the balance of its assets
                      in variable and floating rate
                      debt securities that meet
                      similar standards. The Fund will
                      base its investment selection
                      upon analysis of prevailing
                      market and economic conditions.

Principal             The principal risks of investing
Investment Risks      in the Fund are interest rate
                      risk and credit risk.

Who may               Consider investing in the Fund
                      if you are:

want to invest?         . looking to add a monthly
                          income component to your
                          portfolio

                        . willing to accept the risks of
                          price and dividend
                          fluctuations

                      This Fund will not be
                      appropriate for anyone:

                        . investing emergency reserves
                        . seeking safety of principal

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              Fixed Income Fund


 Performance
 Information

 The bar chart shows
 changes in the Fixed
 Income Fund's annual
 performance since
 inception to
 demonstrate that the
 Fund's return varied
 at different times.
 The table below
 compares the Fund's
 performance over
 time to that of the
 Lehman Brothers
 Aggregate Bond
 Index, an unmanaged
 index generally
 representative of
 the bond market as a
 whole. Both the
 chart and table
 assume reinvestment
 of dividends and
 distributions.

 If fee waivers or
 expense
 reimbursements had
 not been reflected
 in both the chart
 and table, the
 Fund's performance
 would have been
 lower.


           Bar Chart

Year-by-Year Total Returns as of
           12/31
    for Class A Shares*

[HSBC MUTUAL FUNDS BAR CHART APPEARS HERE]

1994    -1.89%
1995    16.73%
1996     2.11%
1997     8.62%
1998     8.33%

------------------------------------

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. The chart, however, does include management fees and operating expenses. Of course, past performance does not indicate how the Fund will perform in the future.

The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

              Best quarter:   Q2 1995  6.03%
              Worst quarter:  Q4 1996 -2.49%

              ------------------------------------

                               Performance Table

  Average Annual Total Returns (for the periods ending December 31, 1998)

                         Inception Date Past Year Past 5 Years Since Inception
                   -----------------------------------------------------------
Fixed Income Fund Class     1/15/93       3.23%       5.55%         6.10%
A*
(includes maximum
4.75% sales charge)
                   -----------------------------------------------------------
Lehman Brothers               N/A         9.65%       7.48%         8.49%
Aggregate Bond Index
------------------------------------------------------------------------------

*Returns are for Class A shares only; Class B and C shares had not yet been offered prior to the date of this prospectus.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              Fixed Income Fund

Fees and Expenses

As an investor in
the Fixed Income
Fund, you will pay
the following fees
and expenses.

Shareholder
transaction fees
are paid from your
account. Annual
Fund operating
expenses are paid
out of Fund assets,
and are reflected
in the share price.

Contingent Deferred
Sales Charge

Some Fund share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has elapsed.
This is called
a Contingent
Deferred Sales
Charge.

             Shareholder
             Transaction
             Expenses
             (fees paid
             by you directly)                      A Shares B Shares C Shares
             Maximum sales charge (load)
             on purchases                          4.75%/1/   None     None
                     --------------------------------------------------------
             Maximum deferred sales charge (load)    None   4.00%/2/ 1.00%/3/
                     --------------------------------------------------------
             Annual Fund Operating
             Expenses (fees paid
             from Fund assets)               A Shares B Shares C Shares

             Management fee                    .55%     .55%     .55%
                     --------------------------------------------------
             Administrative Services fee/4/    .15%     .15%     .15%
                     --------------------------------------------------
             Distribution (12b-1) fee/5/       .35%     .75%     .75%
                     --------------------------------------------------
             Service Organization fee/6/       .35%     .50%     .50%
                     --------------------------------------------------
             Other expenses                    .24%     .24%     .24%
                     --------------------------------------------------
             Total fund operating expenses    1.64%    2.19%    2.19%
                     --------------------------------------------------
             Fee waivers & expense
             reimbursements/4/,/5/,/6/         .50%     .30%     .30%
                     --------------------------------------------------
             Net expenses/7/                  1.14%    1.89%    1.89%
                     --------------------------------------------------

---------

/1/ Lower sales charges are available depending upon the
    amount invested.
/2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.

/4/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.

/5/ The Distributor is contractually waiving .10% of its Distribution fee for Class A shares.

/6/ The Service Organization fee is being, waived in its entirety for Class A shares and contractually limited to .25% for the Class B and Class C shares.

/7/ The contractual expense limitations are in effect through December 31, 1999.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                             Fixed Income

                                             Fund

Expense Example


Use this table to
compare fees and
expenses with those
of other Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return

 . no changes in
   the
   Fund's operating
   expenses except
   the expiration
   of the current
   contractual fee
   waiver on
   December 31,
   1999.


Because this
example
is hypothetical and
for comparison
only, your actual
costs will
be different.

                                      1 Year 3 Years 5 Years 10 Years
             Class A Shares
              Assuming redemption      $586   $921   $1,280   $2,286
                     ------------------------------------------------
             Class B Shares
              Assuming redemption      $592   $856   $1,147   $2,500
              Assuming no redemption   $192   $656   $1,147   $2,500
                     ------------------------------------------------
             Class C Shares
              Assuming redemption      $292   $656   $1,147   $2,500
              Assuming no redemption   $192   $656   $1,147   $2,500
                     ------------------------------------------------

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              New York Tax-

                                              Free Bond
                                              Fund

Investment Objective
                      The Fund's investment objective is
                      a high level of current income,
                      exempt from regular Federal, New
                      York State, and New York City
                      personal income taxes, as is
                      consistent with preservation of
                      capital.

Principal
Investment Strategies The Fund invests primarily in
                      municipal obligations of New York,
                      its cities and municipalities, or
                      other public authorities that are
                      exempt from regular federal, New
                      York State, and New York City
                      income taxes in the opinion of bond
                      counsel to the issuer. The Fund
                      maintains 80% of its net assets in
                      tax-exempt, interest paying
                      municipal obligations that are not
                      subject to the Federal income tax
                      or the Federal alternative minimum
                      tax ("AMT"). Generally, the Fund
                      will invest at least 65% of its
                      total assets in bonds of New York
                      issuers. The Fund may invest the
                      balance of its assets in: (i) other
                      New York municipal obligations,
                      such as participation
                      certifications, or (ii) other
                      municipal securities, that are
                      subject to New York State and New
                      York City income taxes. The Fund's
                      investments have an average
                      portfolio maturity ranging from
                      three to 30 years.

                      The Fund's Adviser will vary the
                      Fund's average portfolio maturity
                      and re-allocate the Fund's assets
                      in response to actual and expected
                      market and economic changes.

Principal             The principal risks of investing in
Investment Risks      the Fund are interest rate risk and
                      credit risk. The Fund's investments
                      also have municipal market risk,
                      which is the risk that special
                      factors, such as political or
                      legislative changes or
                      uncertainties related to the tax
                      status of municipal securities, may
                      adversely affect the value of
                      municipal securities and have a
                      significant effect on the value of
                      a Fund's investments. Because the
                      Fund

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              New York Tax-

                                              Free Bond
                                              Fund

                      invests in a particular state, its
                      investments have
                      the risks that factors affecting
                      New York State could have a
                      specific effect on the Fund's net
                      asset value.

Who may
want to invest?       Consider investing in the Fund
                      if you are:
                        . seeking a long-term goal such
                          as retirement
                        . looking to reduce taxes on
                          investment income
                        . seeking regular monthly tax
                          free dividends

                      This Fund will not be
                      appropriate for anyone:
                        . investing through a tax-exempt
                          retirement plan
                        . pursuing an aggressive high
                          growth investment strategy
                        . seeking a stable share price

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              New York Tax- Free Bond Fund




 Performance
 Information

 The bar chart shows
 changes in the New
 York Tax-Free Bond
 Fund's yearly
 performance over the
 past nine years
 since inception to
 demonstrate that the
 Fund's value varied
 at differing times.
 The table below
 compares the Fund's
 performance over
 time to that of the
 Lehman Brothers 7-
 year Municipal Bond
 Index, an unmanaged
 index generally
 representative of
 the intermediate
 municipal bond
 market. Both the
 chart and table
 assume reinvestment
 of dividends and
 distributions.

 If fee waivers or
 expense
 reimbursements had
 not been reflected
 in both the chart
 and table, the
 Fund's performance
 would have been
 lower.


         Bar Chart

Year-by-Year Total Returns as of
           12/31

      Class A Shares*


                           [BAR GRAPH APPEARS HERE]

     1990      91      92      93      94      95      96      97      98
     ----      --      --      --      --      --      --      --      --
    6.13%    12.59%  10.66%  14.27%  -8.13%  15.17%   3.99%   8.97%   5.99%

------------------------------------

The bar chart above does not
reflect the impact of any
applicable sales charges or account
fees which would reduce returns.
The chart, however, does include
management fees and operating
expenses. Of course, past
performance does not indicate how
the Fund will perform in the
future.

The Fund's returns will fluctuate
over long and short periods. For
example, during the period shown in
the bar chart, the Fund's:

              Best quarter:   Q2 1992  5.15%
              Worst quarter:  Q3 1994 -6.15%

                       ------------------------------------

                             Performance Table

  Average Annual Total Returns (for the periods ending December 31, 1998)

                        Inception Date Past Year Past 5 Years Since Inception
                      -------------------------------------------------------
New York Tax Free Bond  3/21/89           .98%       3.90%         7.11%
Fund
Class A* (includes
maximum 4.75% sales
charge)
                      -------------------------------------------------------
Lehman Brothers 7-year    N/A            7.67%       6.62%         7.51%
Municipal Bond Index
-----------------------------------------------------------------------------

* Returns are for Class A shares only; Class B and C shares had not yet been offered prior to the date of this prospectus.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              New York Tax-

                                              Free Bond
                                              Fund
Fees and Expenses

As an investor in
the New York Tax-
Free Bond Fund, you
will pay the
following fees and
expenses.

Shareholder
transaction fees
are paid from your
account. Annual
Fund operating
expenses are paid
out of Fund assets,
and are reflected
in the share price.

Contingent Deferred
Sales Charge

Some Fund share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has elapsed.
This is called a
Contingent Deferred
Sales Charge.

             Shareholder Transaction
             Expenses (fees paid by you directly)   A Shares B Shares C Shares
             Maximum sales charge (load)
             on purchases                           4.75%/1/   None     None
                     ---------------------------------------------------------
             Maximum deferred sales charge (load)     None   4.00%/2/  1.00%3
                     ---------------------------------------------------------
             Annual Fund Operating
             Expenses (fees paid
             from Fund assets)              A Shares B Shares C Shares
             Management fee                   .45%     .45%     .45%
                     -------------------------------------------------
             Administrative Services fee/4/   .15%     .15%     .15%
                     -------------------------------------------------
             Distribution (12b-1) fee/5/      .35%     .75%     .75%
                     -------------------------------------------------
             Service Organization fee/6/      .35%     .50%     .50%
                     -------------------------------------------------
             Other expenses                   .45%     .45%     .45%
                     -------------------------------------------------
             Total fund operating expenses   1.75%    2.30%    2.30%
                     -------------------------------------------------
             Fee waivers & expense
             reimbursements/4/, /5/, /6/      .50%     .50%     .50%
                     -------------------------------------------------
             Net expenses/7/                 1.25%    1.80%    1.80%
                     -------------------------------------------------

---------

/1/ Lower sales charges are available depending upon the
 amount invested.
/2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.

/4/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.

/5/ The Distributor is contractually waiving .10% of its Distribution fee for Class A shares.

/6/ The Service Organization fee is being waived in its entirety for Class A shares and contractually limited to .25% for the Class B and Class C shares.

/7/ The contractual expense limitations are in effect through December 31, 1999.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


                                              New York Tax-

                                              Free Bond Fund
Expense Example

Use this table to
compare fees and
expenses with
those of other
Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return

 . no changes in
   the
   Fund's operating
   expenses except
   the expiration
   of the
   current contractual
   fee waiver on
   December 31,
   1999.

Because this
example
is hypothetical
and for comparison
only, your actual
costs will
be different.

                                      1 Year 3 Years 5 Years 10 Years
             Class A Shares
              Assuming Redemption      $596   $954   $1,334   $2,400
                     ------------------------------------------------
             Class B Shares
              Assuming Redemption      $583   $871   $1,185   $2,597
              Assuming no Redemption   $183   $671   $1,185   $2,597
                     ------------------------------------------------
             Class C Shares
              Assuming Redemption      $283   $671   $1,185   $2,597
              Assuming no Redemption   $183   $671   $1,185   $2,597
                     ------------------------------------------------

 Investment Objectives, Strategies and Risks [GRAPHIC]


                                                Growth and
                                                Income Fund


           Ticker Symbol:    Class A MTREX  Class B N/A  Class C N/A


This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Funds. Of course, there can be no assurance that the Funds will achieve their investment objectives. Additional descriptions of the Funds' risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information or SAI.

Investment Objective, Policies And Strategy

The Fund's investment objective is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing primarily in common stocks, preferred stocks, and convertible securities. The Fund normally invests at least 65% of its total assets in equity securities. The Fund may invest up to 35% of its total assets in fixed income securities and money market instruments. The Fund's investments in fixed income securities will primarily consist of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and investment grade debt obligations issued or guaranteed by domestic corporations or commercial banks.

The Fund's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund's Adviser selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

Risk Considerations

The principal risk of investing in the Fund is market risk, which is the risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will generally decline over short or longer-term periods. In addition, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor. Therefore the Fund could underperform other stock investments. The Fund's investments in fixed-income securities and

 Investment Objectives, Strategies and Risks [GRAPHIC]


                                                Fixed
                                                Income Fund


            Ticker Symbol:  Class A MFIFX  Class B N/A  Class C N/A

money market securities may have interest rate risk, prepayment risk and credit risk. Increases in interest rates may cause the value of the Fund's investments to decline. Prepayment risk may expose the Fund to potentially lower return upon subsequent reinvestment of the principal.

Investment Objective, Policies and Strategy

The Fund's investment objective is generation of high current income consistent with appreciation of capital. The Fund normally invests at least 65% of its total assets in fixed-income securities that are rated at least Baa by Moody's or BBB by S&P, comparably rated securities or, if unrated, of comparable quality. The Fixed Income Fund invests primarily in notes, bonds, debentures and other fixed income securities. The Fund expects to maintain an average quality rating of its investment portfolio of Aa by Moody's or AA by S&P or equivalent quality. The Fund currently has no policy with respect to the Fund's average portfolio maturity. The Fund also may invest in U.S. Government mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund also may invest up to 35% of its total assets in variable and floating rate debt securities meeting its quality standards.

The Fund bases its investment selection upon analysis of prevailing market and economic conditions. If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

Risk Considerations

The principal risks of investing in the Fund are interest rate risk and credit risk. The Fund's investments in Baa/BBB rated securities may be subject to a greater degree of market fluctuation and credit risk than the Fund's investments in higher quality securities. Increases in interest rates may cause the value of the Fund's investments to decline. Interest rate risk is greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these type of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns as the Fund must reinvest its assets in debt securities with lower interest rates.

 Investment Objectives, Strategies and Risks [GRAPHIC]


                                                New York Tax-
                                                Free Bond Fund


            Ticker Symbol:  Class A MNYBX  Class B N/A  Class C N/A

Investment Objective, Policies and Strategy

The Fund's investment objective is a high a level of current income, exempt from regular Federal, New York State, and New York City income taxes, as is consistent with preservation of capital. The Fund normally invests at least 80% of its net assets in federally tax-exempt, interest paying municipal obligations that are not subject to Federal income tax and AMT. In addition, the Fund normally invests at least 65% of its total assets in bonds of New York issuers.

The Fund generally invests primarily in municipal obligations that are exempt from Federal, New York State, and New York City income tax in the opinion of bond counsel to the issuer and in participation certificates and obligations purchased from banks, insurance companies, and other financial institutions. The Fund also may invest in securities that are subject to New York State and New York City income taxes. The Fund's investments have an average portfolio maturity ranging from three to 30 years.

The Fund invests in:
 . municipal bonds that are rated at least Baa by Moody's or BBB by S&P or of comparably quality;
 . municipal notes that are rated MIG-2 or better by Moody's or "SP-2" or better by S&P or of comparable quality; and . municipal commercial paper rated "Prime-2" or better by Moody's or "A-2" or better by S&P or of comparable quality.

If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

The Fund may invest 25% or more of its total assets in municipal obligations that are related in other ways such that an economic, business or political development or change affecting one such obligation could also affect the other obligations; for example, municipal obligations, with interest that is paid from revenues of similar types of projects. In addition, from time to time, the Fund may invest 25% or more of its assets in industrial development bonds, which, although issued by industrial development authorities, may be backed only by those assets and revenues of non-governmental users.

Risk Considerations

The principal risks of investing in the Fund are interest rate risk, credit risk, and municipal market risk. Municipal market risk is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments.

 Investment Objectives, Strategies and Risks [GRAPHIC]


Because the Fund invests in a particular state's municipal obligations, factors affecting New York State and its municipalities, including economic, political, or regulatory occurrences, may have a significant effect on the Fund's net asset value. In addition, the Fund may invest up to 25% of its total assets in a single issuer's securities. Factors affecting a single issuer in which the Fund invests could have a more significant effect on the Fund's net asset value.

Other Considerations--All Funds

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. Funds which have policies to invest 65% or 80% of their assets in specified investments will not invest more than 35% or 20% of their assets, respectively, in order to meet liquidity needs. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

 Fund Management [GRAPHIC]



The Investment Adviser

HSBC Asset Management Americas Inc. (HSBC or the "Adviser"), 140 Broadway, New York, NY 10005 is the adviser for the Funds. HSBC manages more than $3.3 billion of assets of individuals, pension plans, corporations and institutions. Through its portfolio management team, HSBC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid the Adviser at the rates shown below during their fiscal year ended December 31, 1998:

                             Percentage of
                           average net assets
                             as of 12/31/98
---------------------------------------------
Growth and Income Fund            .55%
---------------------------------------------
Fixed Income Fund                 .55%
---------------------------------------------
New York Tax Free Bond
 Fund                             .25%*
---------------------------------------------

*HSBC waived a portion of its contractual fees with the New York Tax-Free Bond Fund for the most recent fiscal year. Contractual fees (without waivers) for this Fund are .45%.

Portfolio Managers

Mr. Fredric Lutcher III, Managing Director, U.S. Equities, is responsible for the day-to-day management of the Growth and Income Fund. Prior to joining the Adviser in late 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years.

Mr. James Lark, Director, HSBC Taxable Fixed Income Products, is responsible for the day-to-day management of the Fixed Income Fund's portfolio. Mr. Lark joined the Adviser in 1986 and is responsible for managing institutional and retail fixed income portfolios.

Mr. Jerry Samet, Municipal Bond Portfolio Manager, Fixed Income Group of the Adviser, is responsible for the day-to-day management of the New York Tax Free Bond Fund. Before joining the Adviser in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for eight years. He was a portfolio manager/trader for six years, and before that, he was a trading assistant for two years.

 Fund Management [GRAPHIC]




The Distributor and Administrator

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

Year 2000

Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

The Funds have been assured that the Adviser and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Funds' Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser and the Funds' service providers will not be completed by December 31, 1999, or that

 Fund Management [GRAPHIC]

the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Funds. The Funds and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Funds' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

 Shareholder Information [GRAPHIC]


                              Pricing of Fund Shares

----------------------
How NAV is Calculated

                         Funds

The NAV is               Per share net asset value (NAV) is
calculated by            determined and its shares are
adding the total         priced at the close of regular
value of a Fund's        trading on the New York Stock
investments and          Exchange, normally at 4:00 p.m.
other assets,            Eastern time on days the Exchange
subtracting its          is open.
liabilities and
then dividing that
figure by the            Some of the Funds invest in
number of                securities that are primarily
outstanding shares       listed on foreign exchanges and
of the Fund:             trade on weekends or other days
                         when the Fund does not price its
       NAV =             shares. As a result, the Funds'
   Total Assets-         NAVs may change on days when
    Liabilities          shareholders will be unable to
 ----------------        purchase or redeem the Funds'
                         shares.

  Number of Shares       Your order for purchase, sale or
    Outstanding          exchange of shares is priced at
                         the next NAV calculated after your
                         order is accepted by the Fund less
You can find the         any applicable sales charge as
Fund's NAV daily in      noted in the section on
The Wall Street          "Distribution Arrangements/Sales
Journal and other        Charges." This is what is known as
newspapers.              the offering price.
---------------------
                         The Funds' securities are
                         generally valued at current market
                         prices. If market quotations are
                         not available, prices will be
                         based on fair value as determined
                         by the Funds' Trustees.
                         -----------------------------------

 Shareholder Information [GRAPHIC]


                              Purchasing and Adding To Your Shares

You may purchase
the Funds through
the HSBC Funds
Distributor or
through banks,
brokers and other
investment
representatives,
who may charge
additional fees and
may require higher
minimum investments
or impose other
limitations on
buying and selling
shares. If you
purchase shares
through an
investment
representative,
that party is
responsible for
transmitting orders
by close of
business and may
have an earlier
cut-off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.

                                           Minimum    Minimum
                                           Initial   Subsequent
               Account type               Investment Investment
               Class A, B, or C
               Regular                      $1,000      $50
                         --------------------------------------
               Automatic Investment Plan       $50      $50
                        ---------------------------------------

                         All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

-------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Service Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

-------------------------------------------------------------

Avoid 31% Tax Withholding

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
-------------------------------------------------------------

 Shareholder Information [GRAPHIC]


                              Purchasing and Adding To Your Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:         By Express Mail:
HSBC Funds Trust         HSBC Funds Trust
PO Box 163850            3435 Stelzer Road
Columbus, OH 43216-3850  Columbus, OH 43219

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds."

3. Mail or deliver application and payment to the address above.

Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

 . Fund

 . Amount invested

 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds".

3. Mail or deliver investment slip and payment to the address above.

 Shareholder Information [GRAPHIC]


                              Purchasing and Adding To Your Shares
Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

You can add to your account by using the following convenient options. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Shareholder Information [GRAPHIC]


                              Purchasing And Adding To Your Shares

Automatic Investment Plan             Directed Dividend Option


You can make automatic investments    By selecting the appropriate box in the
in the Funds from your bank           Account Application, you can elect to
account, through payroll deduction    receive your distributions in cash
or from your federal employment,      (check) or have distributions (capital
Social Security or other regular      gains and dividends) reinvested in
government checks. Automatic          another HSBC Fund without a sales
investments can be as little as       charge. You must maintain the minimum
$50, once you've invested the $1000   balance in each Fund into which you plan
minimum required to open the          to reinvest dividends or the
account.                              reinvestment will be suspended and your
                                      dividends paid to you. The Fund may
                                      modify or terminate this reinvestment
                                      option without notice. You can change or terminate your participation in the reinvestment option at any time.

To invest regularly from your bank
account:

 .  Complete the Automatic
    Investment Plan portion on       ------------------------------------------
    your Account Application.
  Make sure you note:
  - Your bank name, address and
    account number
  - The amount you wish to invest
    automatically (minimum $50)
  - How often you want to invest
    (every month, 4 times a year,
    twice a year or once a year)
 .  Attach a voided personal
    check.

To invest regularly from your
paycheck or government check:
Call 1-800-634-2536 for an
enrollment form.

--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

 Shareholder Information [GRAPHIC]

                              Selling Your Shares

You may sell your   Withdrawing Money From Your Fund Investment
shares at any
time. Your sales
price will be the
next NAV after
your sell order is
received by the
Fund, its transfer
agent, or your
investment
representative.
Normally you will
receive your
proceeds within a
week after your
request is
received.

                    As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

                    -----------------------------------------------------------
                    Contingent Deferred Sales Charge

                    When you sell Class B or Class C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" on page 33 for details.

                    -----------------------------------------------------------
                    Instructions For Selling Shares

                    If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By                  1. Call 1-800-634-2536 with instructions as to how you
telephone(unless    wish to receive your funds (mail, wire, electronic
you have declined   transfer).
telephone sales
privileges on your
latest
application)


--------------------------------------------------------------------------------
By mail             1. Call 1-800-634-2536 to request redemption forms or
                    write a letter of instruction indicating:
(See "Selling         . your Fund and account number
Your Shares--         . amount you wish to redeem
Redemptions in        . address where your check should be sent
Writing               . account owner signature
Required")

                    2. Mail to:
                      HSBC Family of Funds
                      PO Box 163850
                      Columbus, OH 43216-3850

--------------------------------------------------------------------------------
                    See instruction 1 above.
By express
delivery service    2. Send to
(See "Selling         HSBC Family of Funds
Your Shares--         co/BISYS Fund Services
Redemptions in        Attn: T.A. Operations
Writing               3435 Stelzer Road
Required")            Columbus, OH 43219

 Shareholder Information [GRAPHIC]

                              Selling Your Shares


                      Call 1-800-634-2536 to request a wire transfer.

Wire transfer
You must indicate     If you call in your redemption request of $1000 or more
this option on        by 4 p.m. Eastern time, your payment will normally be
your application.     wired to your bank on the next business day.

Your financial
institution may
charge a wire
transfer fee.

--------------------------------------------------------------------------------

Electronic Redemptions  Call 1-800-634-2536 to request an electronic redemption.

Your bank must
participate in the
Automated Clearing    If you call by 4 p.m. Eastern time, the NAV of your
House (ACH) and       shares will normally be determined on the same day and
must be a U.S.        the proceeds credited within 7 days.
bank.

Your bank may
charge for this
service.

--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

 Shareholder Information [GRAPHIC]


                              Selling Your Shares


Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.Redemption requests requiring a signature guarantee which include each of the following:

 . Redemptions over $5,000

 . Your account registration or the name(s) in your account has changed within the last 30 days

 . The check is not being mailed to the address on your account

 . The check is not being made payable to the owner of the account

 . The redemption proceeds are being transferred to another Fund account with a different registration.

 A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, payment on redemption requests will be delayed until the Transfer Agent is reasonably satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

Refusal Of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Shareholder Information [GRAPHIC]

                              Selling Your Shares


Redemption In Kind

The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing Of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/
                             Sales Charges

The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B shares automatically convert to Class A shares after six years. The Class A, Class B and Class C shares are offered in this Prospectus.

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

                             Class A        Class B        Class C
----------------------------------------------------------------------
Sales Charge (Load)       Front-end      No front-end   No front-end
                          sales charge   sales charge.  sales charge.
                          (not           A contingent   A contingent
                          applicable to  deferred sales deferred sales
                          money market   charge (CDSC)  charge (CDSC)
                          funds);        may be imposed may be imposed
                          reduced sales  on shares      on shares
                          charges        redeemed       redeemed
                          available.     within four    within one
                                         years after    year after
                                         purchase;      purchase.
                                         shares
                                         automatically
                                         convert to
                                         Class A shares
                                         after 6 years.
----------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to     Subject to     Subject to
                          annual         annual         annual
                          distribution   distribution   distribution
                          fee of up to   fee of up to   fee of up to
                          .35% (Fixed    .75% of the    .75% of the
                          Income Fund,   Fund's net     Fund's net
                          New York Tax-  assets.        assets.
                          Free Bond
                          Fund) or .50%
                          (Growth and
                          Income Fund)
                          of the Fund's
                          net assets.
----------------------------------------------------------------------
Service Organization Fee  Subject to     Subject to     Subject to
                          annual fee of  annual Service annual Service
                          up to .35% of  Organization   Organization
                          the Fund's net fee of up to   fee of up to
                          assets.*       .50% of the    .50% of the
                                         Fund's net     Fund's net
                                         assets.*       assets.*
----------------------------------------------------------------------
Fund Expenses             Lower annual   Higher annual  Higher annual
                          expenses than  expenses than  expenses than
                          Class B or C   Class A        Class A
                          shares.        shares.        shares.
----------------------------------------------------------------------

* The Service Organization fee is being contractually waived for Class A shares and contractually limited to .25% for Class B and Class C shares.

 Shareholder Information [GRAPHIC]

                              Distribution Arrangements/
                              Sales Charges
Calculation Of Sales Charges

Class A Shares

This section describes the sales charges and fees you will pay as an investor in the Fund and ways to qualify for reduced sales charges.

Shares are sold at their public offering price. This price includes the net asset value plus the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

Growth And Income Fund

                            Sales Charge   Sales Charge
                             As A % Of       As A % Of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                 5.00%          5.26%
---------------------------------------------------------
  $50,000 up to $99,999         4.50%          4.71%
---------------------------------------------------------
  $100,000 up to $249,999       3.75%          3.90%
---------------------------------------------------------
  $250,000 up to $499,999       2.50%          2.56%
---------------------------------------------------------
  $500,000 up to $999,999       2.00%          2.04%
---------------------------------------------------------
  $1,000,000 and above          1.00%          1.01%
---------------------------------------------------------

Fixed Income Fund

                            Sales Charge   Sales Charge
                             As A % Of       As A % Of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to 49,999                  4.75%          4.99%
---------------------------------------------------------
  $50,000 up to $99,999         4.25%          4.44%
---------------------------------------------------------
  $100,000 up to $249,999       3.50%          3.63%
---------------------------------------------------------
  $250,000 up to $499,999       2.50%          2.56%
---------------------------------------------------------
  $500,000 up to $999,999       2.00%          2.04%
---------------------------------------------------------
  $1,000,000 and above          1.00%          1.01%
---------------------------------------------------------

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/
                             Sales Charges
New York Tax Free Bond Fund

                              Sales Charge   Sales Charge
                               As A % Of       As A % Of
  Amount Of Purchase         Offering Price Your Investment
-----------------------------------------------------------
   Up to 49,999                   4.75%          4.99%
-----------------------------------------------------------
   $50,000 up to $99,999          4.25%          4.44%
-----------------------------------------------------------
   $100,000 up to $249,999        3.50%          3.63%
-----------------------------------------------------------
   $250,000 up to $499,999        2.50%          2.56%
-----------------------------------------------------------
   $500,000 up to $999,999        2.00%          2.04%
-----------------------------------------------------------
   $1,000,000 and above           1.00%          1.01%
-----------------------------------------------------------

Class B and Class C Shares

Class B and C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the fourth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the first anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

Class B Shares

                            CDSC as a % of Dollar
 Years Since Purchase      Amount Subject to Charge
---------------------------------------------------
   0-1                              4.00%
---------------------------------------------------
   1-2                              3.00%
---------------------------------------------------
   2-3                              2.00%
---------------------------------------------------
   3-4                              1.00%
---------------------------------------------------
   more than 4                       None
---------------------------------------------------

If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/
                             Sales Charges

The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor and its agents may assign their right to receive any Class B CDSC, certain distribution and service organization fees, to an entity that provides funding for up-front sales commission payments.

Class C Shares

There is no sales charge imposed upon purchases of Class C shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Unlike Class B shares, Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

 . Class B shares automatically convert to Class A shares of the same Fund after six years from the end of the month of purchase.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

 . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 . If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/

                             Sales Charges

Sales Charge Reductions

Class A Shares

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

  . By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

  . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

  . Shares purchased by investment representatives through fee-based investment products or accounts.

  . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

  . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

  . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

  . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/
                             Sales Charges

Class B Shares and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

 . Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

 . Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

 . Returns of excess contributions to retirement plans.

 . Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

 . Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Reinstatement Privilege

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

Distribution (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

 . Class A shares of the Fixed Income Fund and New York Tax-Free Bond Fund pay a 12b-1 fee of up to .35% of the average daily net assets of a Fund. Class A shares of the Growth and Income Fund pay a 12b-1 fee of up to .50% of the average daily net assets of the Fund.

 . Class B and Class C shares pay a 12b-1 fee of up to .75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

  . The higher 12b-1 fee on Class B and Class C Shares, together with the
    CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/
                             Sales Charges

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. Under servicing agreements with the Service Organization the Funds will pay the Service Organization fee an annual rate up to .35% for Class A shares and up to .50% for Class B and Class C shares (with contractual waivers, the fees are zero and .25%, respectively) of the average daily net asset value of shares for which the Service Organization from time to time performs these services. The services provided include:

 . receiving and processing shareholder orders

 . performing the accounting for the customers sub-accounts

 . maintaining retirement plan accounts

 . answering questions and handling correspondence for individual accounts

 . acting as the sole shareholder of record for individual

 . issuing shareholder reports and transaction confirmations

 . performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

 Shareholder Information [GRAPHIC]


                              Exchanging Your Shares

                        Instructions For Exchanging Shares

You can exchange your   Exchanges may be made by sending a written request to
shares that have been   HSBC Family of Funds, PO Box 163850, Columbus OH
held for at least       43216-3850, or by calling 1-800-634-2536. Please
seven days in a Fund    provide the following information:
for shares of the
same class of another
HSBC Fund, usually
without paying
additional sales
charges (see "Notes
on Exchanges"). No
transaction fees are
charged for
exchanges.

                          . Your name and telephone number

                          . The exact name on your account and account number

                          . Taxpayer identification number (usually your
                            Social Security number)

You must meet the
minimum investment
requirements for the      . Dollar value or number of shares to be exchanged
Fund into which you
are exchanging.
Exchanges from one        . The name of the Fund from which the exchange is to
Fund to another are         be made
taxable. You should
review the prospectus     . The name of the Fund into which the exchange is
of the HSBC Fund            being made.
before making an
exchange.

                        See "Selling your Shares" for important information about telephone transactions.

                        The Funds reserve the right to modify or terminate the exchange privilege upon 60 days written notice.

 Shareholder Information [GRAPHIC]

                              Exchanging Your Shares

Automatic
Exchanges               Notes On Exchanges

                        Long-term shareholders of Class B and Class C may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fee.

You can use the
Funds' Automatic
Exchange feature to
purchase shares of
the Funds at regular
intervals through
regular, automatic
redemptions from the
Money Market Fund. To
participate in the
Automatic Exchange:

                        When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

                        The registration and tax identification numbers of the two accounts must be identical.

                        The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

 . Complete the
   appropriate section
   of the Account
   Application.

                        Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.
 . Keep a minimum of
   $10,000 in the
   Money Market Fund
   and $1,000 in the
   Fund whose shares
   you are buying.

To change the
Automatic Exchange
instructions or to
discontinue the
feature, you must
send a written
request to HSBC
Family of Funds,
P.O. Box 163850,
Columbus, Ohio
43216-3850.

 Shareholder Information [GRAPHIC]


                              Dividends, Distributions and Taxes

Any income a Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. Income dividends on the Growth and Income Fund are usually paid semi-annually. Dividends on all other Funds are paid monthly. Capital gains for all Funds are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may subject to applicable taxes.

Dividends are taxable as ordinary income as are dividends paid by the New York Tax Free Bond Fund that are derived from taxable investments. Taxes on capital gains by the Funds will vary with the length of time the Fund has held the security--not how long you have invested in the Fund.

During normal market conditions, the New York Tax Free Bond Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. The Fund may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Fund's dividends would not be exempt from federal income taxes.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Financial Highlights      [GRAPHIC]


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report and incorporated by reference in the SAI, which is available upon request.

Growth and Income Fund

                                     For the Year Ended December 31,
                                ----------------------------------------------
                                  1998     1997       1996     1995     1994
                                --------  -------   --------  -------  -------
Net Asset Value, Beginning of
 Year.........................  $  12.36  $ 16.28   $  14.77  $ 11.93  $ 12.87
                                --------  -------   --------  -------  -------
Investment Activities
 Net investment income........      0.07     0.18       0.18     0.30     0.29
 Net realized and unrealized
  gains (losses) from
  investment transactions.....      3.23     4.28**     2.46     3.64    (0.67)
                                --------  -------   --------  -------  -------
 Total from Investment
  Activities..................      3.30     4.46       2.64     3.94    (0.38)
                                --------  -------   --------  -------  -------
Distributions
 From net investment income...     (0.08)   (0.19)     (0.18)   (0.30)   (0.29)
 From net realized gains......     (1.72)   (8.19)     (0.95)   (0.80)   (0.15)
 In excess of net realized
  gains.......................        --       --         --       --    (0.12)
                                --------  -------   --------  -------  -------
 Total Distributions..........     (1.80)   (8.38)     (1.13)   (1.10)   (0.56)
                                --------  -------   --------  -------  -------
Net Asset Value, End of Year..  $  13.86  $ 12.36   $  16.28  $ 14.77  $ 11.93
                                ========  =======   ========  =======  =======
Total Return (excludes sales
 or redemption charges).......     26.97%   27.42%     17.90%   33.11%   (2.97)%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000)................  $106,267  $55,195   $140,688  $66,062  $64,999
 Ratio of expenses to average
  net assets..................      0.89%    0.83%      0.85%    0.94%    0.78%
 Ratio of net investment
  income to average net
  assets......................      0.58%    0.95%      1.43%    2.06%    2.25%
 Ratio of expenses to average
  net assets*.................      1.01%    0.95%      0.96%    0.97%    0.86%
 Portfolio Turnover Rate......     82.19%   69.07%     61.68%   52.77%   23.31%

---------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** In addition to the net realized and unrealized gains from investment transactions, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

 Financial Highlights [GRAPHIC]


Fixed Income Fund

                                     For the Year Ended December 31,
                                 --------------------------------------------
                                  1998     1997      1996     1995     1994
                                 -------  -------  --------  -------  -------
Net Asset Value, Beginning of
 Year........................... $ 10.12  $  9.89  $  10.28  $  9.35  $ 10.13
                                 -------  -------  --------  -------  -------
Investment Activities
 Net investment income..........    0.57     0.59      0.59     0.59     0.59
 Net realized and unrealized
  gains (losses) from
  investments...................    0.25     0.23     (0.39)    0.93    (0.78)
                                 -------  -------  --------  -------  -------
 Total from Investment
  Activities....................    0.82     0.82      0.20     1.52    (0.19)
                                 -------  -------  --------  -------  -------
Distributions
 From net investment income.....   (0.57)   (0.59)    (0.59)   (0.59)   (0.59)
 From net realized gains........      --       --        --       --       --
                                 -------  -------  --------  -------  -------
 Total Distributions............   (0.57)   (0.59)    (0.59)   (0.59)   (0.59)
                                 -------  -------  --------  -------  -------
Net Asset Value, End of Year.... $ 10.37  $ 10.12  $   9.89  $ 10.28  $  9.35
                                 =======  =======  ========  =======  =======
Total Return (excludes sales or
 redemption charges)............    8.33%    8.62%     2.11%   16.73%   (1.89)%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000).................. $53,834  $61,402  $104,875  $99,942  $84,774
 Ratio of expenses to average
  net assets....................    0.89%    0.88%     0.88%    0.93%    0.77%
 Ratio of net investment income
  to average net assets.........    5.59%    6.00%     5.94%    6.03%    6.10%
 Ratio of expenses to average
  net assets*...................    1.01%    1.00%     0.98%    0.96%    0.86%
 Portfolio Turnover Rate........   71.05%   60.98%   156.05%   41.58%   63.96%

---------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 Financial Highlights [GRAPHIC]


New York Tax-Free Bond Fund

                                      For the Year Ended December 31,
                                  -------------------------------------------
                                   1998     1997     1996     1995     1994
                                  -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................ $ 11.48  $ 11.05  $ 11.17  $ 10.20  $ 11.70
                                  -------  -------  -------  -------  -------
Investment Activities
 Net investment income...........    0.51     0.53     0.55     0.54     0.53
 Net realized and unrealized
  gains (losses) from
  investments....................    0.16     0.43    (0.12)    0.97    (1.47)
                                  -------  -------  -------  -------  -------
 Total from Investment
  Activities.....................    0.67     0.96     0.43     1.51    (0.94)
                                  -------  -------  -------  -------  -------
Distributions
 From net investment income......   (0.51)   (0.53)   (0.55)   (0.54)   (0.53)
 From net realized gains.........      --       --       --       --    (0.03)
                                  -------  -------  -------  -------  -------
 Total Distributions.............   (0.51)   (0.53)   (0.55)   (0.54)   (0.56)
                                  -------  -------  -------  -------  -------
Net Asset Value, End of Year..... $ 11.64  $ 11.48  $ 11.05  $ 11.17  $ 10.20
                                  =======  =======  =======  =======  =======
Total Return (excludes sales or
 redemption charges).............    5.99%    8.97%    3.99%   15.17%   (8.13)%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000)................... $33,668  $37,524  $41,975  $50,677  $50,711
 Ratio of expenses to average net
  assets.........................    0.96%    0.92%    0.91%    0.99%    0.84%
 Ratio of net investment income
  to average net assets..........    4.47%    4.79%    5.02%    5.07%    4.93%
 Ratio of expenses to average net
  assets*........................    1.28%    1.24%    1.21%    1.20%    1.10%
 Portfolio Turnover Rate.........   56.81%   35.64%   87.40%   24.43%  122.43%

---------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:


                           HSBC Family of Funds
                           3435 Stelzer Road, Columbus, Ohio 43219
                           Telephone: 1-800-634-2536
                          -----------------------------------------------------

You can review and copy the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange
Commission. You can get text-only copies:

 . For a duplicating fee, by writing the Public Reference
   Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

 . Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-06057.

                      HSBC Mutual Funds Trust Prospectus

                            [ARTWORK APPEARS HERE]

                      HSBC International Equity Fund

                      Managed by HSBC Asset Management Americas, Inc.

                      April 30, 1999



                      The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                      An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        Question?
Call 1-800-634-2536 or your
Investment Representative.

                                                       Table of Contents
      HSBC Mutual Funds Trust Prospectus

                    Risk/Return Summary and Fund
                    Expenses
-------------------------------------------------
[GRAPHIC]
Carefully review    3   International Equity Fund
this
important section,
which
summarizes the
Fund's
investments, risks,
past
performance, and
fees.
                    Investment Objectives,
                    Strategies and Risks
-------------------------------------------------
[GRAPHIC]
Review this section 9   International Equity Fund
for
information on in-
vestment
strategies and
risks.
                    Fund Management
-------------------------------------------------
[GRAPHIC]
Review this section 12  The Investment Adviser
for
details on the peo- 12  Portfolio Manager
ple and
organizations who   12  The Distributor and
oversee                 Administrator
the Fund.
                    Shareholder Information
-------------------------------------------------
[GRAPHIC]
Review this section 15  Pricing of Fund Shares
for
details on how      16  Purchasing and Adding to
shares are              Your
valued, how to pur-     Shares
chase,
sell and exchange   20  Selling Your Shares
shares,
related charges and 25  Distribution
payments of divi-       Arrangements/Sales
dends and               Charges
distributions.
                    32  Exchanging Your Shares
                    33  Dividends, Distributions
                        and Taxes

                    Financial Highlights
-------------------------------------------------
[GRAPHIC]
                    34

                    Back Cover
-------------------------------------------------
[GRAPHIC]
                        Where to learn more about
                        this Fund

Risk/Return Summary and Fund Expenses [GRAPHIC]



The following is a summary of certain key information about the HSBC International Equity Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary. Please be sure to read the more complete descriptions of the Fund following this summary BEFORE you invest. The Fund is managed by HSBC Asset Management Americas, Inc. (the "Adviser") which has retained Delaware International Advisers Ltd. as Sub-Adviser ("Delaware International" or the "Sub-Adviser").

The Fund offers four different classes of shares; Class A (formerly known as Service Class), Class B, Class C and Institutional Class. All classes of shares are offered in this prospectus.

 Investment Objective The Fund's investment objective is long-term capital appreciation.

 Principal Investment
 Strategies
                      The Fund normally invests at least 65% of its total assets in equity securities (including American, European and Global Depositary Receipts) issued by companies based outside of the United States.
                      A substantial portion of the Fund's assets will be denominated in foreign currencies. Generally, the Fund will enter into forward currency contracts only as a hedge against foreign currency exposure affecting the Fund. The purpose of hedging a portfolio is to attempt to protect the value of the Fund's investments or, to guarantee the price of a security the Fund has agreed to purchase or sell. The Fund may invest the balance of its assets in equity and debt securities of companies and governmental issuers based in the United States and outside of the United States, including bonds and money market instruments.

                      The Fund's Sub-Adviser, Delaware International, employ a value-oriented approach to international stock selection. In selecting stocks for the Fund, Delaware International will identify those stocks that it believes will provide a high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Delaware International conducts fundamental research on a global basis in order to identify securities that may have the potential for long-term total return.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


 Principal Investment
 Risks
                      Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                      The principal risks that apply to the Fund are:
                        . Market Risk. This is the risk
                          that the value of a fund's
                          investments will fluctuate as
                          the stock market fluctuates
                          and that stock prices overall
                          will decline over short or
                          longer-term periods.
                        . Foreign Risk. This is the risk
                          of investments in issuers
                          located in foreign countries,
                          which may have greater price
                          volatility and less liquidity.
                          Investments in foreign
                          securities also are subject to
                          political, regulatory, and
                          diplomatic risks.

                        . Emerging Market Risk. This is
                          the risk of investments in
                          issuers of emerging market
                          nations. Emerging markets are
                          subject to even greater price
                          volatility than investments in
                          foreign securities because
                          there is a greater risk of
                          political or social upheaval
                          in emerging markets.
                        . Currency Risk. This is the
                          risk that fluctuations in the
                          exchange rates between the
                          U.S. dollar and foreign
                          currencies may negatively
                          affect the value of a fund's
                          investments.
                        . Interest Rate Risk. This is
                          the risk that changes in
                          interest rates will affect the
                          value of a fund's investments
                          in income- producing or fixed-
                          income or debt securities.
                          Increases in interest rates
                          may cause the value of a
                          fund's investments to decline.
                        . Credit Risk. This is the risk
                          that the issuer of a security
                          will be unable or unwilling to
                          make timely payments of
                          interest or principal, or to
                          otherwise honor its
                          obligations.

 Risk/Return Summary and Fund Expenses [GRAPHIC]

 Who may want to invest?
                      Consider investing in the Fund if you are:
                        . seeking a long-term goal such
                          as retirement
                        . looking to add an
                          international component to
                          your portfolio

                        . willing to accept higher risks
                          of investing in foreign
                          countries

                      This Fund will not be appropriate for anyone:
                        . seeking monthly income
                        . pursuing a short-term goal or
                          investing emergency reserves
                        . seeking safety of principal

 Risk/Return Summary and Fund Expenses [GRAPHIC]

Performance Information

The chart and table
on this page show
how the
International Equity
Fund has performed
and how its
performance has
varied from year to
year. The bar chart
shows changes in the
Fund's yearly
performance over the
past four years to
demonstrate that the
Fund's value varied
at different times.
The table below
compares the Fund's
performance over
time to that of the
MSCI-EAFE (Morgan
Stanley Capital
International) Index
which is a widely
recognized,
unmanaged index of
over 900 securities
listed on the Stock
Exchanges of Europe,
Australia and the
Far East. Both the
chart and table
include reinvestment
of dividends and
distributions. The
Adviser has managed
the Fund since its
inception and
Delaware
International
assumed its role as
subadviser in
October 1999.

The returns for
Class B, Class C and
the Institutional
Class will differ
from the Class A
returns shown in the
bar chart because of
differences in
expenses of each
class.

If fee waivers or
expense
reimbursements had
not been reflected
in both the chart
and the table, the
Fund's performance
would have been
lower.

[BAR CHART APPEARS HERE]


                 Bar Chart

Year-by-Year Total Returns as of 12/31 for Class A
                  Shares*

1995      4.40%
1996      6.32%
1997     -2.05%
1998     11.32%

------------------------------------

The bar chart above does not reflect the impact of any applicable sales charges which would reduce returns.
The chart, however, does include management fees and operating expenses. Of course, past performance does not indicate how the Fund will perform in the future.

The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

              Best quarter:   Q1 1998  16.52%
              Worst quarter:  Q3 1998 -13.71%

              -------------------------------


                            Performance Table

  Average Annual Total Returns (for the periods ending December 31, 1998)

                            Class Inception Past Year Since Inception
                       ----------------------------------------------
Class A Shares (includes    4/25/94           5.08%        2.01%
maximum 5% sales charge)**
                       ----------------------------------------------
Institutional Class**       3/1/95           11.32%        7.33%
                       ----------------------------------------------
MSCI-EAFE Index             N/A              33.35%       18.07%

--------------------------------------------------------------------------------

* Service Class shares are referred to as Class A shares effective May, 1999. ** Returns are for Class A shares and Institutional shares only; Class B and
   Class C shares had not been offered prior to the date of this prospectus.

 Risk/Return Summary and Fund Expenses [GRAPHIC]


Fees and Expenses

As an investor in
the International
Equity Fund, you
will pay the
following fees and
expenses.

Shareholder
transaction fees
are paid from your
account. Annual
Fund operating
expenses are paid
out of Fund assets,
and are reflected
in the share price.

Contingent Deferred Sales Charge

Some Fund share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has lapsed.
this is called a
Contingent Deferred
Sales Charge.

             Shareholder Transaction
             Expenses (fees Paid by                                         Institutional
             you directly)                  Class A/1/  Class B   Class C      Shares

             Maximum sales charge (load)
             on purchases                     5.00%/2/    None      None         None
                     --------------------------------------------------------------------
             Maximum deferred sales charge
             (load)                            None      4.00%/3/  1.00%/4/      None
                     --------------------------------------------------------------------

             Annual Fund Operating
             Expenses (fees paid from
             Fund assets)
             Management fee/5/                 .90%       .90%      .90%         .90%
                     --------------------------------------------------------------------
             Administrative services
             fee/6/                            .15%       .15%      .15%         .15%
                     --------------------------------------------------------------------
             Distribution (12b-1) fee/7/       .35%       .75%      .75%         None
                     --------------------------------------------------------------------
             Service Organization fee/8/       .35%       .50%      .50%         None
                     --------------------------------------------------------------------
             Other expenses                    .53%       .53%      .53%         .53%
                     --------------------------------------------------------------------
             Total fund operating expenses    2.28%      2.83%     2.83%        1.58%
                     --------------------------------------------------------------------
             Fee waivers and expense
             reimbursements/5/,/6/,/7/,/8/     .85%       .65%      .65%         .40%
                     --------------------------------------------------------------------
             Net expense/9/                   1.43%      2.18%     2.18%        1.18%
                     --------------------------------------------------------------------

---------

/1/ Service Class shares are referred to as Class A shares effective April 30,
    1999.
/2/ Lower sales charges are available depending upon the amount invested.

/3/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1% and 0%.
/4/ A CDSC of 1% applies on redemptions of Class C shares within the first year.

/5/ The Adviser is contractually limiting its Management fee to .55% for each class of shares.

/6/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.

/7/ The Distributor is contractually waiving .10% of its Distribution fee for Class A shares.

/8/ The Service Organization fee is being contractually waived in its entirety for Class A shares and contractually limited to .25% for Class B and Class C shares.

/9/ The contractual expense limitations are in effect through December 31, 1999.

 Risk/Return Summary and Fund Expenses [GRAPHIC]

Expense Example


Use the table to
compare fees and
expenses with
those of other
funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return

 . no changes in
   the Fund's
   operating
   expenses except
   the expiration
   of the current
   contractual fee
   waiver on
   December 31,
   1999.

Because this
example is
hypothetical and
for comparison
only, your actual
costs will be
different.


                                      1 Year 3 Years 5 Years 10 Years
             Class A
              Assuming redemption      $605   $997   $1,415   $2,576
                     ------------------------------------------------
             Class B
              Assuming redemption      $596   $941   $1,312   $2,866
              Assuming no redemption   $196   $741   $1,312   $2,866
                     ------------------------------------------------
             Class C
              Assuming redemption      $296   $741   $1,312   $2,866
              Assuming no redemption   $196   $741   $1,312   $2,866
                     ------------------------------------------------
             Institutional Class
              Assuming redemption      $120   $460   $823     $1,844
                     ------------------------------------------------

 Investment Objectives, Strategies and Risks [GRAPHIC]





Ticker Symbol: Class A HIEIX, Class B N/A, Class C N/A, Institutional Class N/A

This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Fund. Of course, there can be no assurance that the Fund will achieve its investment objective. Additional descriptions of the Fund's risks, strategies, and investments, as well as other non-principal strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

Investment Objective, Policies and Strategy

The Fund's investment objective is long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities (including American, European and Global Depositary Receipts) issued by companies based outside of the United States. The Fund may invest the balance of its assets in equity and debt securities of companies based in, and debt securities of governments and other issuers issued in, the United States and outside of the United States, including bonds and money market instruments.

The Fund seeks to achieve its investment objective primarily by investing in a diversified portfolio of equity investments in a variety of non-U.S. markets, focusing on the potential price appreciation, dividend yields and currency values. The Fund primarily invests in marketable companies located outside the U.S., including but not limited to companies in Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia, Hong Kong and Singapore. The Fund also may invest up to 20% of its total assets in "emerging markets," including Mexico, Hong Kong, Indonesia, Malaysia, Thailand, South Africa and Peru. Emerging market debt carries significant risks of principal loss. This is due to the low quality of the bonds' issuers which increases the risk of default, the volatile nature of many of these countries' economies and markets, and the relatively small number of investors buying these securities which increases price volatility. A substantial portion of the Fund's assets will be denominated in foreign currencies. The Fund selectively hedges its portfolio foreign currency exposure primarily by entering into forward foreign currency exchange contracts. The purpose of hedging the portfolio in this way is to attempt to protect the value of the Fund's investments or to "lock in" the price of a security the Fund has agreed to purchase or sell.

Delaware International's approach in selecting investments is primarily oriented to individual stock selection and is value driven. Delaware International also analyzes markets and the value of foreign currencies. In selecting stocks for the Fund, Delaware International:
 . Places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
 . Considers whether the future dividends on a stock are expected to increase faster than, slower than, or in-line with the level of inflation, and discounts the

 Investment Objectives, Strategies and Risks [GRAPHIC]

  value of future anticipated dividends back to what they would be worth if they were being paid today in order to compare the value of different investments.
 . Attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential return, and may be an attractive investment for the Fund.
 . Considers such factors as the economic and political conditions in different areas of the world, the growth potential of various non-U.S. securities markets, and the availability of attractively priced securities within the respective foreign securities markets.

The Fund may hold some investments in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities, generally denominated in foreign currencies. The Fund invests primarily in high grade debt obligations (those rated in the top three credit rating categories of a nationally recognized statistical rating organization or, if unrated, judged by Delaware International to be of comparable quality). As a general matter, the Fund only invests in debt securities when Delaware International believes, considering the risks, that such investments offer better long-term potential returns with less risk than investments in foreign equity securities.

Portfolio Turnover. The portfolio turnover rate for the Fund is included in the Financial Highlights section of this Prospectus. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. For temporary defensive purposes, the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. The Fund may invest up to 35% of its assets in these conservative securities in order to meet liquidity needs. To the extent the fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

 Investment Objectives, Strategies and Risks [GRAPHIC]



Risk Factors

The principal risks of investing in the Fund are market risk, foreign risk, interest rate risk, credit risk and currency risk. Because the Fund invests in foreign securities, its returns may vary, sometimes significantly, from those of the U.S. stock market. The Fund's investments in foreign securities have additional risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes changes in currency rates, nationalization, political changes, and diplomatic developments that could adversely affect the Fund's investments.

In connection with its purchases and sales of foreign securities, other than securities denominated in U.S. Dollars, the Fund considers the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced.

Investments in emerging market countries have higher risk than those of other foreign issuers. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of emerging market countries.

 Fund Management [GRAPHIC]

The Investment Adviser

HSBC Asset Management Americas Inc. (the "Adviser"), 140 Broadway, New York, NY 10005 is the adviser for the Funds. HSBC manages more than $3.3 billion of assets of individuals, pension plans, corporations and institutions.

For the advisory services provided and the expenses assumed pursuant to its investment agreement with the Fund, the Adviser received a fee of .51% of the Fund's average net assets for the year ended 12/31/98 but paid the entire fee to sub-advisers.*

Portfolio Manager

Mr. Frederic Lutcher III, Managing Director, is responsible for the investment management oversight for the International Equity Fund for HSBC in its role as adviser.

Sub-Adviser

The Adviser has retained Delaware International, Third Floor, 80 Cheapside, London, England EC2V 6EE to serve as the investment sub-adviser for the International Equity Fund. Delaware International provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. Delaware International manages approximately $12 billion, with over $7 billion in international/global equity. Delaware International makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment programs.

Portfolio Manager

Mr. Clive A. Gillmore, Senior Portfolio Manager and Director of Delaware International, is primarily responsible for daily management of the portfolio. Mr. Gillmore, a graduate of the Warwick University, England, and the London Business School Investment Program has been with the Sub-Adviser since 1990. Prior to joining Delaware International, he had eight years of investment experience. Delaware International and Mr. Gillmore assumed responsibility for the Fund in October 1998.

The Distributor and Administrator

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and

* HSBC waived a portion of its contractual fees with the Fund for the most recent fiscal year. Contractual fees (without waivers) are .90%.

 Fund Management [GRAPHIC]


advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

Year 2000

Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Fund may invest including companies in emerging and other international markets. These companies may experience troubles if, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

The Fund has been assured that the Adviser and the Fund's other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

 Fund Management [GRAPHIC]


Euro Introduction

The European Monetary Union's introduction of a single European currency, the Euro, on January 1, 1999 creates certain uncertainties, including whether the payment and operational systems of banks and other financial institutions are prepared for the change, the legal treatment of certain outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. These or other related factors could cause market disruptions even now, after the introduction of the Euro. The Funds understand that the Adviser and other key service providers are taking steps to address Euro-related issues.

 Shareholder Information [GRAPHIC]

                             Pricing of Fund Shares

----------------------
How NAV is Calculated    Per share net asset value (NAV) is
                         determined and its shares are
The NAV is               priced at the close of regular
calculated by            trading on the New York Stock
adding the total         Exchange, normally at 4:15 p.m.
value of the Fund's      Eastern time on days the Fund's
investments and          custodian is open.
other assets,
subtracting its
liabilities and          The Fund invests in Securities
then dividing that       that are primarily listed on
figure by the            foreign exchanges and trade on
number of                weekends or other days when the
outstanding shares       Fund does not price its shares. As
of the Fund:             a result, the Fund's NAV may
                         change on days when shareholders
                         will be unable to purchase or
       NAV =             redeem the Fund's shares.
   Total Assets -
     Liabilities         Your order for purchase, sale or
                         exchange of shares is priced at
 ----------------        the next NAV calculated after your
  Number of Shares       order is accepted by the Fund less
    Outstanding          any applicable sales charge as
                         noted in the section on
You can find the         "Distribution Arrangements/Sales
Fund's NAV daily in      Charges." This is what is known as
The Wall Street          the offering price.
Journal and other
newspapers.              The Fund's securities are
                         generally valued at current market
---------------------    prices. If market quotations are
                         not available, prices will be
                         based on fair value as determined
                         by the Fund's Trustees.

                         Foreign securities are valued
                         based on quotations from the
                         primary market in which they are
                         traded and are translated from the
                         local currency into U.S. dollars
                         using current exchange rates.
                         After the value of a foreign
                         security is established and an
                         event occurs which is likely to
                         cause that value to change, the
                         security will be valued at fair
                         value as determined by the Board
                         of Trustees.
                         -----------------------------------

 Shareholder Information [GRAPHIC]

                             Purchasing and Adding to Your Shares

You may purchase                                      Minimum    Minimum
shares through the                                    Initial   Subsequent
HSBC Funds                Account Type               Investment Investment
Distributor or
through banks,            Regular                      $1,000      $50
brokers, service                    --------------------------------------
organizations and         Automatic Investment Plan    $   50      $50
other investment
representatives,          --------------------------------------------------
which may charge
additional fees and       All purchases must be in U.S. dollars. A fee will be
may require higher        charged for any checks that do not clear. Third-party
minimum investments       checks are not accepted.
or impose other
limitations on
buying and selling
shares. If you
purchase shares
through an
investment
representative,
that party is
responsible for
transmitting orders
by close of
business and may
have an earlier
cut-off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.

-------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Participating Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 Shareholder Information [GRAPHIC]

                              Purchasing and Adding To Your Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:         By Express Mail:
HSBC Mutual Funds
 Trust                   HSBC Mutual Funds Trust
PO Box 163850            3435 Stelzer Road
Columbus, OH 43216-3850  Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds"

3. Mail or deliver application and payment to the address above.

For Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

 . Fund
 . Amount invested
 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds"

3. Mail or deliver investment slip and payment to the address above.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

 Shareholder Information [GRAPHIC]

                              Purchasing and Adding To Your Shares
Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to 7 days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Shareholder Information
[LOGO]


                              Purchasing and Addin     g To Your Shares

Automatic Investment Plan             Directed Dividend Option


You can make automatic investments    By selecting the appropriate box in the
in the Fund from your bank account,   Account Application, you can elect to
through payroll deduction or from     receive your distributions in cash
your federal employment, Social       (check) or have distributions (capital
Security or other regular             gains and dividends) reinvested in
government checks. Automatic          another HSBC Fund without a sales
investments can be as little as       charge. You must maintain the minimum
$50, once you've invested the         balance in each Fund into which you plan
$1,000 minimum required to open the   to reinvest dividends or the
account.                              reinvestment will be suspended and your
                                      dividends paid to you. The Fund may
                                      modify or terminate this reinvestment
                                      option without notice. You can change or terminate your participation in the reinvestment option at any time.

To invest regularly from your bank
account:

 . Complete the Automatic
   Investment Plan portion on your   ------------------------------------------
   Account Application.
  Make sure you note:

  - Your bank name, address and
    account number

  - The amount you wish to invest
    automatically (minimum $50)

  - How often you want to invest
    (every month, 4 times a year,
    twice a year or once a year)

 . Attach a voided personal check.

To invest regularly from your
paycheck or government check:
Call 1-800-634-2536 for an
enrollment form.

--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for the Institutional Class than for Class A, Class B and Class C shares, because the Institutional Class has lower distribution expenses. Class A shares have higher distribution expenses than the Institutional Class, but lower distribution expenses than Class B and Class C shares, therefore dividends for Class A shares are higher than those of Class B and Class C. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

 Shareholder Information [GRAPHIC]

                             Selling Your Shares

You may sell your   Withdrawing Money From Your Fund Investment
shares at any
time. Your sales    As a mutual fund shareholder, you are technically selling
price will be the   shares when you request a withdrawal in cash. This is also
next NAV after      known as redeeming shares or a redemption of shares.
your sell order is
received by the     -----------------------------------------------------------
Fund, its transfer
agent, or your      Contingent Deferred Sales Charge
investment
representative.     When you sell Class B or Class C shares, you will be
Normally you will   charged a fee for any shares that have not been held for a
receive your        sufficient length of time. These fees will be deducted
proceeds within a   from the money paid to you. See the section on
week after your     "Distribution Arrangements/Sales Charges" on page 24 for
request is          details.
received.
                    -----------------------------------------------------------
                    Instructions for Selling Shares

                    If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone         1. Call 1-800-634-2536 with instructions as
(unless you have        to how you wish to receive your funds
declined telephone      (mail, wire, electronic transfer).
sales privileges)
----------------------------------------------------------------
By mail              1. Call 1-800-634-2536 to request
                      redemption forms or write a letter of
                      instruction indicating:
(See "Selling        .your Fund and account number
Your Shares--        .amount you wish to redeem
Redemptions in       .address where your check should be sent
Writing Required")   .account owner signature
                     2. Mail to:
                     HSBC Family of Funds
                     PO Box 163850
                     Columbus, OH 43216-3850
----------------------------------------------------------------
By express delivery  See instruction 1 above.
service
(See "Selling Your   2. Send to
Shares--Redemptions  HSBC Family of Funds
in Writing           3435 Stelzer Road
Required")
                     Columbus, OH 43219
----------------------------------------------------------------

 Shareholder Information [GRAPHIC]
                             Selling Your Shares

Wire transfer         Call 1-800-634-2536 to request a wire
                      transfer.
You must indicate     If you call in your redemption request of
this option on your   $1,000 or more by 12:00 noon Eastern time,
application.          your payment will
Your financial        normally be wired to your bank on the same
institution may       business day.
charge a wire
transfer fee.
-----------------------------------------------------------------
Electronic            Call 1-800-634-2536 to request an
 Redemptions          electronic
Your bank must        redemption.
participate in the
Automated Clearing    If you call by 4 p.m. Eastern time, the NAV
House (ACH) and must  of your shares will normally be determined
be a U.S. bank.       on the same day and the proceeds credited
                      within 8 days.
Your bank may charge
for this service.
-----------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

 Shareholder Information [GRAPHIC]

                             Selling Your Shares

Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.Redemption requests requiring a signature guarantee which include each of the following.

 . Redemptions over $5,000
 . Your account registration or the name(s) in your account has changed within the last 30 days
 . The check is not being mailed to the address on your account
 . The check is not being made payable to the owner of the account
 . The redemption proceeds are being transferred to another Fund account with a different registration.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Shareholder Information [GRAPHIC]

                             Selling Your Shares

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/ Sales Charges

The Fund offers investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B shares automatically convert to Class A shares after six years. The Class A, Class B and Class C shares are offered in this Prospectus.

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

                                                                    Institutional
                            Class A*       Class B       Class C        Class
---------------------------------------------------------------------------------
Sales Charge (Load)       Front-end     No front-end  No front-end    None
                          sales charge  sales charge. sales charge.
                          5.00% reduced A contingent  A contingent
                          sales charges deferred      deferred
                          available.    sales charge  sales charge
                                        (CDSC) may be (CDSC) may be
                                        imposed on    imposed on
                                        shares        shares
                                        redeemed      redeemed
                                        within four   within one
                                        years after   year after
                                        purchase;     purchase.
                                        shares
                                        automatically
                                        convert to
                                        Class A
                                        shares after
                                        6 years.
---------------------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to    Subject to    Subject to      None
                          annual        annual        annual
                          distribution  distribution  distribution
                          and           fee of up to  fees of up to
                          shareholder   .75% of the   .75% of the
                          servicing     Fund's net    Fund's net
                          fees of up to assets.       assets.
                          .35% of the
                          Fund's net
                          assets.
---------------------------------------------------------------------------------
Service Organization Fee  Subject to    Subject to    Subject to      None
                          annual        annual        annual
                          Service       Service       Service
                          Organization  Organization  Organization
                          fee of up to  fee of up to  fee of up to
                          .35% of the   .50% of the   .50% of the
                          Fund's net    Fund's net    Fund's net
                          assets.**     assets.**     assets.**
---------------------------------------------------------------------------------
Fund Expenses             Higher annual Higher annual Higher annual Lower
                          expenses than expenses than expenses than annual
                          Institutional Class A       Class A       expenses
                          Class shares. shares and    shares and    than
                                        Institutional Institutional Class A,
                                        shares.       shares.       Class B
                                                                    and Class
                                                                    C shares.
---------------------------------------------------------------------------------

* Service Class shares are referred to as Class A shares effective April 30, 1999.

** The Service Organization fee is currently being contractually waived in its entirety for Class A shares and contractually limited to .25% for Class B and Class
   C shares.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/ Sales Charges

Calculation of Sales Charges

Class A Shares

Class A shares (formerly Service Class) are sold at their public offering price. This price includes the net asset value plus the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

International Equity Fund (Class A Only)

                          Sales Charge   Sales Charge
                           as a % of       as a % of
Your Investment          Offering Price Your Investment
-------------------------------------------------------
Up to $49,999                5.00%           5.26%
-------------------------------------------------------
$50,000 up to $99,999        4.50%           4.71%
-------------------------------------------------------
$100,000 up to $249,999      3.75%           3.90%
-------------------------------------------------------
$250,000 up to $499,999      2.50%           2.56%
-------------------------------------------------------
$500,000 up to $999,999      2.00%           2.04%
-------------------------------------------------------
$1,000,000 and above         1.00%           1.01%

------------------------------------------------------------

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/ Sales Charges

Class B and C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the fourth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the first anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

Class B Shares

  Years Since    CDSC as a % of Dollar
  Purchase      Amount Subject to Charge
----------------------------------------
  0-1                    4.00%
----------------------------------------
  1-2                    3.00%
----------------------------------------
  2-3                    2.00%
----------------------------------------
  3-4                    1.00%
----------------------------------------
  more than 4             None
----------------------------------------


If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor and its agents may assign their right to receive any Class B CDSC, certain distribution and service organization fees, to an entity that provides funding for up-front sales commission payments.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/ Sales Charges

Class C Shares

There is no sales charge imposed upon purchases of Class C shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Unlike Class B shares, Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

  . Class B shares automatically convert to Class A shares of the same Fund after six years from the end of the month of purchase.

  . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

  . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

  . If you purchased Class B shares of one Fund which you exchanged for Class
    B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/ Sales Charges

Sales Charge Reductions

Class A Shares

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

  . By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

  . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

  . Shares purchased by investment representatives through fee-based investment products or accounts.

  . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

  . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

  . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

  . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 Shareholder Information [GRAPHIC]

                             Distribution Arrangements/ Sales Charges

Class B Shares and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

  . Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

  . Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

  . Returns of excess contributions to retirement plans.

  . Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

  . Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Reinstatement Privilege

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

Distribution (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

  . Class A shares pay a 12b-1 fee of up to .35% of the average daily net assets of a Fund.

  . Class B and Class C shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

    . The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, those fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

  . Institutional Class shares do not pay a 12b-1 fee. This will cause expenses for Class A, Class B and Class C shares to be higher and dividends to be lower than for Institutional Class shares.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

 Shareholder Information [GRAPHIC]

                              Distribution Arrangements/ Sales Charges

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay a Service Organization fee an annual rate up to .35% for Class A shares and up to .50% for Class B and Class C shares (with contractual waivers, the fees are zero and .25%, respectively) of the average daily net asset value of shares for which the Service Organization from time to time performs these services, which include:

 .receiving and processing shareholder orders

 .performing the accounting for the customers sub-accounts

 .maintaining retirement plan accounts

 .answering questions and handling correspondence for an individual accounts

 .acting as the sole shareholder of record for individual

 .issuing shareholder reports and transaction confirmations

 .performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Funds but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

Questions?

Call 1-800-634-2536 or your investment representative.

 Shareholder Information [GRAPHIC]

                             Exchanging Your Shares

You can exchange your shares that have been held for at least seven days in the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see "Notes on Exchanges"). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from the Fund to another are taxable. You should review the prospectus of the HSBC Fund before making an exchange.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Family of Funds, PO Box 163850, Columbus OH 43216-3850, or by calling 1-800-634-2536. Please provide the following information:

  . Your name and telephone number
  . The exact name on your account and account number
  . Taxpayer identification number (usually your Social Security number) . Dollar value or number of shares to be exchanged
  . The name of the Fund from which the exchange is to be made
  . The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions. The Fund reserves the right to modify or terminate the exchange privilege upon 60 days written notice.

To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited to 4 exchanges within a 12 month period.

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the Money Market Fund. To participate in the Automatic Exchange:

  . Complete the appropriate section of the Account Application.
  . Keep a minimum of $10,000 in the Money Market Fund and $1,000 in the Fund whose shares you are buying.

 Shareholder Information [GRAPHIC]

                             Exchanging Your Shares

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to HSBC Family of Funds, P.O. Box 163850, Columbus, Ohio 43216-3850.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

 Shareholder Information [GRAPHIC]

                             Dividends, Distributions and Taxes

Any income the Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. The Fund pays dividends and distributes capital gains at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Taxes on capital gains by the Fund will vary with the length of time the Fund has held the security--not how long you have invested in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Financial Highlights [GRAPHIC]

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI or annual report, which is available upon request.

HSBC International Equity Fund

                               Class A Shares (formerly Service Class
                                               Shares)
                            ----------------------------------------------------
                                For the Year ended              For the Period
                                  December 31,                April 25, 1994(c)
                            -------------------------------    to December 31,
                             1998    1997     1996    1995           1994
                            ------  ------   ------   -----   ------------------
Net Asset Value, Beginning
 of Period................  $10.35  $10.60   $ 9.97   $9.55        $ 10.00
                            ------  ------   ------   -----        -------
Investment Activities
 Net investment income
  (loss)..................    0.08    0.06**  (0.02)  (0.07)           --
 Net realized and
  unrealized gains
  (losses) from investment
  and foreign currency
  transactions............    1.09   (0.28)    0.65    0.49          (0.43)
                            ------  ------   ------   -----        -------
 Total from Investment
  Activities..............    1.17   (0.22)    0.63    0.42          (0.43)
                            ------  ------   ------   -----        -------
Distributions
 From net investment
  income..................   (0.10)  (0.03)     --      --             --
 In excess of net
  investment income.......     --      --       --      --           (0.02)
 From net realized gains..   (0.04)    --       --      --             --
                            ------  ------   ------   -----        -------
 Total Distributions......   (0.14)  (0.03)     --      --           (0.02)
                            ------  ------   ------   -----        -------
Net Asset Value, End of
 Period...................  $11.38  $10.35   $10.60   $9.97        $  9.55
                            ======  ======   ======   =====        =======
Total Return (excludes
 sales or redemption
 charges).................   11.32% (2.06)%    6.32 %  4.40 %        (4.30)%(a)
Ratios/Supplemental Data:
 Net Assets at end of
  period (000)............  $  259  $  309   $  409   $ 658        $16,819
 Ratio of expenses to
  average net assets......    1.12%   1.17 %   2.10 %  1.98 %         2.16 %(b)
 Ratio of net investment
  income (loss) to average
  net assets..............    0.81%   0.54 %  (0.19)% (1.01)%        (0.04)%(b)
 Ratio of expenses to
  average net assets*.....    1.94%   2.19 %   2.94 %  3.66 %         2.50 %(b)
 Portfolio turnover
  rate***.................  163.90% 112.54 %  77.91 % 90.31 %        29.37 %(a)

---------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 **Based on average shares outstanding.

*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)Not annualized

(b)Annualized

(c)Commencement of operations.

(d)Commencement of offering.

 Financial Highlights [GRAPHIC]

HSBC International Equity Fund

                                       Institutional Class Shares
                               ------------------------------------------------
                                 For the Year ended
                                    December 31,              For the Period
                               --------------------------   March 1, 1995(d) to
                                1998     1997      1996      December 31, 1995
                               -------  -------   -------   -------------------
Net Asset Value, Beginning of
 Period....................... $ 10.35  $ 10.61   $  9.98         $  8.81
                               -------  -------   -------         -------
Investment Activities
 Net investment income
  (loss)......................    0.08     0.04**   (0.01)          (0.03)
 Net realized and unrealized
  gains (losses) from
  investment and foreign
  currency transactions.......    1.09    (0.27)     0.64            1.20
                               -------  -------   -------         -------
 Total from Investment
  Activities..................    1.17    (0.23)     0.63            1.17
                               -------  -------   -------         -------
Distributions
 From net investment income...   (0.08)   (0.02)      --              --
 In excess of net investment
  income......................   (0.02)   (0.01)      --              --
 From net realized gains......   (0.04)     --        --              --
                               -------  -------   -------         -------
 Total Distributions..........   (0.14)    (.03)      --              --
                               -------  -------   -------         -------
Net Asset Value, End of
 Period....................... $ 11.38  $ 10.35   $ 10.61         $  9.98
                               =======  =======   =======         =======
Total Return (excludes sales
 or redemption charges).......   11.32%  (2.15)%     6.31 %         13.28 %(a)
Ratios/Supplemental Data:
 Net Assets at end of period
  (000)....................... $65,139  $67,458   $21,110         $15,253
 Ratio of expenses to average
  net assets..................    1.14%    1.12 %    2.04 %          2.62 %(b)
 Ratio of net investment
  income (loss) to average net
  assets......................    0.81%    0.35 %   (0.10)%         (0.34)%(b)
 Ratio of expenses to average
  net assets*.................    1.58%    1.91 %    2.89 %          3.12 %(b)
 Portfolio turnover rate***...  163.90%  112.54 %   77.91 %         90.31 %(a)

---------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 **Based on average shares outstanding.

*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)Not annualized

(b)Annualized

(c)Commencement of operations.

(d)Commencement of offering.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the International Equity Fund by contacting a broker or bank that sells the Fund or contact the Fund at:


                           HSBC Family of Funds
                           3435 Stelzer Road, Columbus, Ohio 43219
                           Telephone: 1-800-634-2536
                          -----------------------------------------------------

You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange
Commission. You can get text-only copies:

 . For a duplicating fee, by writing the Public Reference
   Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

 . Free from the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-06057.

                            HSBC MUTUAL FUNDS TRUST

                            Growth and Income Fund
                           International Equity Fund
                               Fixed Income Fund
                          New York Tax-Free Bond Fund

                               3435 Stelzer Road
                             Columbus, Ohio  43219



Information:   (800) 634-2536


                      STATEMENT OF ADDITIONAL INFORMATION

  HSBC Mutual Funds Trust (the "Trust") is an open-end, diversified management investment company organized in Massachusetts on November 1, 1989, with multiple investment portfolios including the Growth and Income Fund, the International Equity Fund (the "International Fund"), the Fixed Income Fund, and the New York Tax-Free Bond Fund (the "New York Fund") herein referred to individually as a "Fund" and collectively as the "Funds".

  Each Fund offers Class A, Class B and Class C shares. The International Fund also offers Institutional Class shares. Class A shares are subject to a front-end sales load. Class B shares and Class C shares are not subject to a front-end sales load but may be subject to contingent deferred sales charge. Class A, Class B, and Class C shares are all subject to shareholder servicing and Rule 12b-1 fees. The Institutional Class shares are available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or benefit plan for such customers or employees. The Institutional Class shares are not subject to a sales load and do not impose any shareholder servicing or Rule 12b-1 fees. See "Shares of Beneficial Interest" herein.



  Shares of the Funds are primarily offered for sale by BISYS Funds Services, the Distributor, as an investment vehicle for institutions, corporations, fiduciaries and individuals. Certain banks, financial institutions and corporations ("Participating Organizations") have agreed to act as shareholder servicing agents for investors who maintain accounts at the Participating Organizations and to perform certain services for the Funds.

  This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' Prospectuses dated April 30, 1999. This Statement of Additional Information ("SAI") contains additional and more detailed information than that set forth in the Funds' Prospectuses and should be read in conjunction with the Funds' Prospectuses, additional copies of which may be obtained without charge from the Trust. Information regarding the investment performance of each Fund is contained in the respective Fund's Annual Report dated December 31, 1998 which may be obtained, without charge, from the Trust.

                               TABLE OF CONTENTS

                                                                 Page No.
                                                                 --------
    INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS............      3

    INVESTMENT RESTRICTIONS.....................................     47

    MANAGEMENT..................................................     49

    COMPENSATION TABLE..........................................     50

    SERVICE ORGANIZATIONS.......................................     56

    CALCULATION OF YIELDS AND PERFORMANCE INFORMATION...........     58

    DETERMINATION OF NET ASSET VALUE............................     61

    PORTFOLIO TRANSACTIONS......................................     62

    PORTFOLIO TURNOVER..........................................     63

    EXCHANGE PRIVILEGE..........................................     64

    PURCHASE OF SHARES..........................................     64

    REDEMPTIONS.................................................     66

    INCOME TAXES................................................     67

    SHARES OF BENEFICIAL INTEREST...............................     72

    CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT.........     75

    INDEPENDENT AUDITORS........................................     76

    COUNSEL.....................................................     76

    FINANCIAL STATEMENTS........................................     76

               INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

     The investment objective of the GROWTH AND INCOME FUND is to provide investors with long-term growth of capital and current income. The Fund seeks to achieve its objective by investing, under ordinary market conditions, primarily in common stocks, preferred stocks and securities convertible into or with rights to purchase common stocks ("equity securities"). As a matter of fundamental policy, during normal market conditions, at least 65% of the value of the Fund's total assets will be invested in equity securities. The balance of the Fund's assets may be invested in various types of fixed income securities and in money market instruments. Most of the Fund's investments will be securities listed on the New York or American Stock Exchanges or on NASDAQ and may also consist of American Depository Receipts ("ADRs") and investment company securities (see "Other Investment Practices of the Funds" in this Prospectus for further information on these investments). The Adviser expects that the Fund's investments will consist of companies which will be of various sizes and in various industries and may in many cases be leaders in their fields. In addition, the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, invest in when-issued and delayed delivery securities and write covered call options. The Fund may use stock index futures, related options and options on stock indices for the sole purpose of hedging the portfolio. The Growth and Income Fund's investments in fixed income securities will primarily consist of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and investment grade debt obligations issued or guaranteed by domestic corporations or commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Growth and Income Fund will invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage-related securities.

     The Fund intends to stay invested in the equity securities described above to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions, therefore, no more than 35% of the Fund's total assets will be invested in fixed income securities and money market instruments for purposes of meeting the Fund's investment objective of current income. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Adviser, the Fund may invest up to 100% of its total assets in money market instruments as described below.

     The investment objective of the INTERNATIONAL FUND is to seek to provide investors with long-term capital appreciation. The Fund seeks to achieve its objective by investing, under ordinary market conditions, at least 65% of its total assets in equity securities (including American, Global and European Depositary Receipts) issued by companies based outside of the United States. The balance of the Fund's assets will generally be invested in equity securities of companies based in and debt securities of companies and governments issued in the United States and outside the United States including bonds and money market instruments. The Fund may, for temporary defensive purposes, invest up to 100% of its assets in these instruments.

     The investment objective of the FIXED INCOME FUND is generation of high current income consistent with appreciation of capital. The Fund seeks to achieve its objective by investing, under ordinary market conditions, in a variety of fixed-income securities. Under normal conditions, at least 65% of its total assets will be invested in fixed income securities rated at least Baa by Moody's Investors Services or BBB by Standard & Poor's Corporation or which is comparably rated by another rating agency or, if unrated, is determined by the Adviser to be of comparable quality. The balance of the Fund's investments may be invested in variable and floating rate debt securities which meet the issuer and quality standard described above as well as taxable municipal securities and money market securities. The Fixed

Income Fund will base its investment selection upon analysis of prevailing market and economic conditions. Although the Fund has no present intention of doing so, the Fund may utilize options on securities, interest rate futures contracts and options thereon to reduce certain risks to its investments and to attempt to enhance income, but not for speculation.

  The investment objective of the NEW YORK FUND is to provide as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with relative stability of capital. As a matter of fundamental policy, the Fund will maintain 80% of net assets in tax-exempt municipal obligations that are not subject to the Federal alternative minimum tax. The Fund may elect to invest 20% of total assets in securities subject to the Federal alternative minimum tax. Generally at least 65% of the Fund's total assets will be invested in bonds of New York issuers. The balance of the Fund may be invested in other New York obligations or other securities that are not New York obligations and therefore subject to New York State and New York City income taxes.

  SHORT-TERM TRADING. Although the Funds will not make a practice of short- term trading, purchases and sales of securities will be made whenever necessary or desirable in the management's view to achieve the investment objective of the Funds. Management does not expect that in pursuing each Fund's investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Funds' investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to the Funds.

  DEPOSITARY RECEIPTS. (Growth and Income Fund and International Fund) The International Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depositary receipts. The Growth and Income Fund may invest in ADRs only. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are issued globally and evidence a similar ownership arrangements. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The International Equity Fund may invest in ADRS, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities. The Growth and Income Fund intends to invest less than 20% of the Fund's total net assets in ADRs.

  There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

  In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

  In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

  FOREIGN SECURITIES. (International Fund and Growth and Income Fund)
Investment in securities of foreign issuers may subject the Fund to risks of foreign political, economic and legal conditions and developments that an investor would not encounter investing in equity securities issued by U.S. domestic companies. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of companies in which the Fund invests, nationalization of such companies, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign securities may not be as liquid as, and may be more volatile than, comparable domestic common stocks. In addition, foreign securities markets are generally not as developed or efficient as those in the United States. There is generally less government supervision and regulation of foreign securities exchanges, brokers and companies than in the United States. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities denominated in United States Dollars, is influenced by the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced. Further, brokerage costs in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund's portfolio securities are higher than domestic custodial costs.

  Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of certain emerging market countries.

  SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL ORGANIZATIONS. (International Fund and Fixed Income Fund) The Funds may invest in U.S. dollar-denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. The International Fund can also invest in such obligations denominated in foreign currencies. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian

Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxingpowers.

  Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

  WRITING COVERED CALLS. (Growth and Income Fund and International Fund) The Funds may seek to earn premiums by writing covered call options against some of the securities in its portfolio provided the options are listed on a national securities exchange. A call option is "covered" if a Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. The Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

  Each Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium. The aggregate value of the securities subject to options written by a Fund may not exceed 25% of the value of the Fund's net assets.

  To the extent permitted below, the Funds may engage in transactions for the purchase and sale of stock index options, stock index futures contracts and options on stock index futures.

  OPTIONS ON SECURITIES. (International Fund and Fixed Income Fund) Each Fund may write (sell) covered put and call options and purchase put and call options with a value of up to 25% of its total assets. The Funds will engage in options trading principally for hedging purposes. The Funds may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

  Each Fund may purchase call options, but only to effect a "closing transaction"--i.e., to offset an obligation pursuant to a previously written call option to prevent an underlying security from being called, or to permit the sale of the underlying security or the writing of a new option on the security prior to the outstanding option's expiration. Each Fund may also purchase securities with put options, sometimes referred to as stand-by commitments, which are otherwise eligible for investment in amounts not exceeding 10% of its total assets, when a Fund anticipates a decline in the market value of securities in the Fund's portfolio. The Fund will incur costs, in the form of premiums, on options it purchases and may incur transaction costs on options that it exercises. A Fund will ordinarily realize a gain from a put option it has purchased if the value of the securities subject to the option decreases sufficiently below the exercise price to cover both the premium and the transaction costs.

  STOCK INDEX OPTIONS. (Growth and Income Fund and International Fund) The Funds may purchase and write put and call options on stock indexes listed on national securities exchanges for the purpose of hedging their portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the American Stock Exchange Oil & Gas Index or the Computer and Business Equipment Index.

  Options on stock indexes are similar to options on stock, except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

  INVESTMENT IN BOND OPTIONS. (Fixed Income Fund) The Fund may purchase put and call options and write covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

  The Fund may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian.

  The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

  STOCK INDEX FUTURES CONTRACTS.  (Growth and Income Fund and International
Fund) The Funds may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss in that amount. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract. The Funds will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

  When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

  Each Fund intends to utilize stock index futures contracts only for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices and, therefore, usually will be the seller of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect the Fund against an increase in prices of stocks which the Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchases. The Funds also may buy or sell stock index futures contracts to close out existing futures positions.

  OPTIONS ON STOCK INDEX FUTURES. (Growth and Income Fund and International
Fund) The Funds may purchase and write call and put options on stock index futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

  The Funds may use options on stock index futures contracts solely for bona fide hedging or other appropriate risk management purposes. If a Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by the Fund for the option. If market conditions do not favor the exercise of the option, the Fund's loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

  If a Fund writes a call (put) option on a stock index futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, the Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of the securities held or to be acquired for the Fund's portfolio. If the option is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, the Fund's losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market. The Funds will sell options on futures and on stock indices only to close out existing hedge positions.

  Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. Over-the-counter ("OTC") options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that a Fund will succeed in negotiating a closing out of a particular OTC option at any particular time. If the Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

  The staff of the United States Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Fund will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to the Fund's limitation on investments in securities that are not readily marketable.

  Each Fund's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of a Fund's portfolio diverges from the composition of the relevant index. Such imperfect correlation may prevent a Fund from achieving the intended hedge or may expose a Fund to risk of loss. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, a Fund might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. The successful utilization of hedging and risk management transactions requires skills different form those needed in the selection of the Fund's portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions.

  Positions in options, futures and options on futures may be closed out only on an exchange which provides a secondary market for such purposes. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any specific time. Thus, it may not be possible to close such an option or futures position which could have an adverse impact on a

Fund's ability to effectively hedge its securities. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures.

  Pursuant to undertakings with the Commodity Futures Trading Commission ("CFTC"), (i) each Fund has agreed to restrict the use of futures and related options only for the purpose of hedging, as such term is defined in the CFTC's rules and regulations; (ii) the Funds will not enter into futures and related transactions if, immediately thereafter, the sum of the margin deposits on a Fund's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any such contract; (iii) the Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in commodity futures and related options; and (iv) the Funds will segregate assets to cover the futures and options.

  INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON. (International Fund and Fixed Income Fund) The Funds may use interest rate futures contracts ("futures contracts") principally as a hedge against the effects of interest rate changes. A futures contract is an agreement to purchase or sell a specified amount of designated debt securities for a set price at a specified future time. At the time it enters into a futures transaction, the Fund is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures which is continually "marked to market."

  The Fund is permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of the Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Fund will not market, and is not marketing, itself as a commodity pool or otherwise as a vehicle for trading in futures and related options. The Fund will segregate assets to cover the futures and options. If the market moves favorably after the Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.


  The Fund may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, the Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.

  OPTIONS ON INTEREST RATE FUTURES CONTRACTS. (International Equity Fund and Fixed Income Fund) Each Fund may purchase put and call options on interest rate futures contracts. Each Fund may also write (sell) put and call options on such futures contracts. As with futures contracts, the Funds will purchase or sell options on interest rate futures contracts solely for bona fide hedging purposes and not as a means of speculative trading. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.

  FORWARD FOREIGN EXCHANGE CONTRACTS. (International Fund) The Fund may conduct its foreign currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and its customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


  At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

  The Fund may enter into forward foreign exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

  The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund's custodian will place cash or readily marketable securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

  The Fund generally will not enter into forward contracts with a term of greater than one year. Using forward contracts to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time.

  While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks and, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge or may expose the Fund to risk of foreign exchange loss.

   OPTIONS ON CURRENCIES. (International Fund) The Fund will purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Fund's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

  RISKS INVOLVING FUTURES TRANSACTIONS. Transactions by the Funds in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Fund incurring larger losses than would otherwise be the case.

  OPTION PREMIUMS. (Growth and Income Fund and International Fund) In order to comply with certain state securities regulations, the Funds have agreed to limit maximum premiums paid on put and call options on other than futures contracts to less than 2% of each Fund's net assets at any one time.

  U.S. GOVERNMENT SECURITIES. (Growth and Income Fund and Fixed Income Fund) The Funds may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less) U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Asset-Backed Securities" below.

  MORTGAGE-RELATED SECURITIES. (Growth and Income Fund and Fixed Income Fund) Each Fund may, consistent with its investment objective and policies, invest in mortgage-related securities.

  Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government

National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. Similarly, because the average life of mortgage related securities may lengthen with increases in interest rates, the portfolio weighted average life of the mortgage-related securities in which the Fund invests may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio average life.

  Regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the yield and total return a Fund will receive when these amounts are reinvested.

  There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities, and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due based on its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

  In addition to GNMA, FNMA or FHLMC certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal

Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return on POs could be adversely affected. Each Fund will treat IOs and POs as illiquid securities except for IOs and POs issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser subject to the supervision of the Board of Trustees.

  The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. To the extent a particular CMO or REMIC is issued by an investment company, the Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with each Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

  The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

  Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. The magnitude of these fluctuations generally will be greater when the average maturity of a Fund's portfolio securities is longer.

  Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different than the stated maturity of the security.

   ASSET-BACKED SECURITIES. (Growth and Income Fund and Fixed Income Fund) Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the collateralized mortgage structure. Consistent with the Fund's investment objectives, policies and quality standards, each Fund may invest in these and other types of asset-backed securities which may be developed in the future.

  Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements as a letter of credit from a bank, excess collateral or a third-party guarantee.


  ZERO COUPON SECURITIES. (Growth and Income Fund and Fixed Income Fund) The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

  The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

  Current Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.


  VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. (Growth and Income Fund and Fixed Income Fund) Each Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. Each Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund's net assets.

  Each Fund may also buy variable rate master demand notes. The terms of the obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, each Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for investment in money market instruments.

  LOANS OF PORTFOLIO SECURITIES. (All Funds) Each Fund may, subject to the restrictions set forth under "Investment Restrictions," make loans of portfolio securities to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, equal to at least 102% of the current market value of the securities loaned (including accrued dividends and interest thereon) plus the interest payable with respect to the loan is maintained by the borrower with the lending Fund in a segregated account. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution and whether the income to be earned from the loan justifies the attendant risks. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities which a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof which is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund an amount equal to any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

  The Funds will not loan securities having an aggregate value which exceeds 33 1/3% of the current value of the Fund's total assets. Loans of securities will be subject to termination at the lender's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, its investment adviser or subadviser.


  REPURCHASE AGREEMENTS. (All Funds) Each Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Funds will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Funds' repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. It is the current policy of the Funds (except the International
Fund) not to enter into repurchase agreements exceeding in the aggregate 10% (15% in the case of the Fixed Income Fund) of the market value of the Fund's total assets.

  Repurchase agreements may involve certain risks. If the seller in the transaction becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code, recent amendments to the Bankruptcy Code permit the Funds to exercise a contractual right to liquidate the underlying securities. However, if the seller is a stockbroker or other entity not afforded protection under the Bankruptcy Code, an agency having jurisdiction over the insolvent entity may determine that a Fund does not have the immediate right to liquidate the underlying securities. If the seller defaults, a Fund might incur a loss if the value of the underlying securities declines. A Fund may also incur disposition costs in connection with the liquidation of the securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through selection criteria established by the Board of Trustees and monitoring procedures.

  ILLIQUID SECURITIES. (All Funds) A Fund will not invest in illiquid securities if immediately after such investment more than 15% of such Fund's net assets (taken at market value) would be invested in such securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

  Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

  The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of

Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

  The Adviser will monitor the liquidity of restricted securities in each Fund's portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 15% of the respective Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 9.

  INVESTMENT COMPANY SECURITIES. (All Funds) Each Fund may invest up to 10% of its total assets in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"), which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. Each Fund may not invest more than 5% of its total assets in the securities of any one investment company.

  LONG-TERM AND SHORT-TERM CORPORATE DEBT OBLIGATIONS. (International Fund, Growth and Income Fund and Fixed Income Funds) The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which each Fund may invest are certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Except for temporary defensive purposes, the International Fund is limited to 20% of its total assets in these types of securities and the Growth and Income Fund is limited to 5% of its total assets.

  The Funds will not purchase corporate debt securities rated below Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or to the extent certain U.S. or foreign debt obligations are unrated or rated by other rating agencies, result in comparable quality. While "Baa"/"BBB" and comparable unrated securities may produce a higher return than higher rated securities, they are subject to a greater degree of market fluctuation and credit risk than the higher quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well.

  After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. To the extent the ratings given by a rating agency may change as a result of changes in such organization or its rating systems, the Fixed Income Fund will attempt to conform its ratings systems to such changes as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

  Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions.

  CONVERTIBLE SECURITIES. (Growth and Income Fund and International Fund) The Fund may invest in convertible securities which have characteristics similar to both fixed income and equity securities. Convertible securities pay a stated rate of interest and generally are convertible into the issuer's common stock at a stated conversion price prior to call or redemption. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

  WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. (All Funds) The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The New York Fund will only make commitments to purchase municipal obligations on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery.

  Each Fund will maintain liquid assets in segregated accounts with its custodian in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. It is the current policy of the International Equity Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

  INVESTMENTS IN MUNICIPAL SECURITIES (the Fixed Income Fund). The Fixed Income Fund may, when deemed appropriate by the Adviser and consistent with the investment objective of the Fund, invest in obligations of state and local governmental issuers which carry taxable yields that are comparable to yields of other fixed-income instruments of comparable quality or, which the Adviser believes possess the possibility of capital appreciation. Municipal obligations may include bonds which may be categorized as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power.

  The Fund may also invest in municipal notes rated at least MIG-1 by Moody's or SP-1 by S&P. Municipal notes will consist of tax anticipation notes, bond anticipation notes, revenue anticipation notes and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.


  The Fund may also invest in municipal commercial paper, provided such commercial paper is rated at least "Prime-1" by Moody's or "A-1" by S&P or, if unrated, is of comparable investment quality as determined by the Adviser.

  MONEY MARKET SECURITIES. (Fixed Income Fund and International Fund) Under normal market conditions, the Fund may invest up to 20% of its total assets in various money market instruments such as bank obligations, commercial paper, variable rate master demand notes, shares of money market mutual funds, bills, notes and other obligations issued by a U.S. company, the U.S. Government, a foreign company or a foreign government, its agencies or instrumentalities denominated in U.S. dollars. For temporary defensive purposes, each Fund may invest 100% of its total assets in such money market instruments subject to certain restrictions. All money market instruments will be limited to those which carry a rating of MIG-1 or P-1 by Moody's or SP-1 or A-1 by S&P, or which are comparably rated by another rating agency or, if unrated, are of comparable quality as determined by the Adviser pursuant to guidelines established and regularly reviewed by the Board of Trustees. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.

(Growth and Income Fund) The Fund's investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody's or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers' acceptances and time deposits; and (v) repurchase agreements. At the time the Growth and Income Fund invests for temporary defensive purposes in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, or the issuer's parent corporation must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Adviser. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.


  MUNICIPAL OBLIGATIONS. (New York Fund) To attempt to attain its investment objective, the Fund invests in a broad range of Municipal Obligations which meet the rating standards described in the Prospectus. The tax-exempt status of a Municipal Obligation is determined by the issuer's bond counsel at the time of the issuance of the security. Municipal Obligations, which pay interest that is excludable from gross income for Federal income tax purposes and which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, include:

  MUNICIPAL BONDS. Municipal bonds are issued to obtain funds for various public purposes, including the construction of schools, highways and other public facilities, for general operating expenses and for making loans to other public institutions. Industrial development and pollution control bonds are municipal bonds which are issued by or on behalf of public authorities to provide funding for the construction, equipment, repair and improvement of various privately operated facilities.

  Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and general taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development and pollution control bonds (now generally referred to as "private activity bonds") are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

  MUNICIPAL NOTES. Municipal notes include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the United States Government. Investments in municipal notes are limited to notes which are rated at the date of purchase "MIG-2" or better ("VMIG-2" or better in the case of variable rate notes) by Moody's or "SP-2" or better by S&P or comparably rated by other NRSROs, or, if not rated, are in the opinion of the New York Fund's investment adviser, of comparable investment quality. (See Appendix for description of ratings.)

  MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt. Investments in municipal commercial paper are limited to issues rated "Prime-2" or better by Moody's or "A-2" or better by S&P or comparably rated by other NRSROs, or, if not rated, are in the opinion of the Fund's Adviser of comparable investment quality.

  After purchase by the New York Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the New York Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the New York Fund will attempt to conform its rating systems to such changes as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.


  Although an investment in the New York Fund is not insured, certain of the municipal obligations purchased by the New York Fund may be insured as to principal and interest by companies that provide insurance for municipal obligations. These obligations are identified as such in the New York Fund's financial statements.

  For purposes of diversification under the Investment Company Act of 1940, (the "1940 Act") the identification of the issuer of New York Municipal Obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond or pollution control bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

NEW YORK OBLIGATIONS

  The New York Fund's assets will be invested primarily in municipal obligations that are exempt from Federal, New York State and New York City income tax in the opinion of bond counsel to the issuer and in participation certificates in such obligations purchased from banks, insurance companies and other financial institutions. Dividends paid by the New York Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, and of Puerto Rico, other U.S. territories or possessions and their political subdivisions will be exempt from Federal, New York State and New York City personal and corporate income taxes. The New York Fund may purchase municipal obligations issued by other states, their agencies and instrumentalities, the interest income on which will be exempt from Federal income tax but will be subject to New York State and New York City personal and corporate income taxes. As a matter of fundamental policy, the New York Fund will invest no less than 80% of its net assets in New York obligations.

  Opinions relating to the validity of municipal obligations (including New York Obligations) and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Adviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Fund.

  THE NEW YORK FUND'S INVESTMENT IN TAXABLE SECURITIES. As described in the Prospectus, the Fund may, with certain limitations, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. The New York Fund may elect to invest up to 20% of the current value of its total assets in securities subject to the Federal alternative minimum tax. In addition, the Fund may invest up to 100% of its total assets in these and other taxable securities to maintain a temporary "defensive" posture when, in the opinion of the Fund's investment adviser, it is advisable to do so. During times when the Fund is maintaining a temporary defensive posture, it may be unable to fully achieve its investment objective.

  The types of taxable securities (in addition to "alternative minimum tax" securities) in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding one year: (i) obligations of the United States Government, its agencies or instrumentalities;
(ii) negotiable certificates of deposit and bankers' acceptances of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P or comparably rated by another nationally recognized statistical rating organization; and (iv) repurchase agreements. The Fund also has the right to hold cash equivalents of up to 100% of its total assets when the Fund's investment adviser deems it necessary for temporary defensive purposes.

  SECURITIES WITH PUT RIGHTS. (New York Fund) When the Fund purchases municipal obligations it may obtain the right to resell them, or "put" them, to the seller at an agreed upon price within a specific period prior to their maturity date. These transactions are also known as "stand-by commitments."

  The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, the Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

  The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

  The Fund may enter into put transactions only with broker-dealers and banks which, in the opinion of the Fund's Adviser, present minimal credit risks. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

  The Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a put will not affect the valuation of the underlying security which will continue to be valued in accordance with the amortized cost method. The actual put will be valued at zero in determining net asset value. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.

  FLOATING RATE INSTRUMENTS. Certain municipal obligations which the New York Tax Free Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Such obligations may carry a demand or "put" feature which would permit the holder to tender them back to the issuer (or to a third party) at par value prior to maturity. The Fund's investment adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, which may affect the ability of the issuer of the instrument to make payment when due.

RISK FACTORS FOR THE NEW YORK FUND

  The following information as to certain New York risk factors is given to investors in view of the New York Fund's policy of concentrating its investments in New York Municipal Obligation issuers. The factors affecting the financial conditions of the State of New York (the "State") are complex, and the following description constitutes only a brief summary; it does not purport to be a complete description and is based on information from official statements relating to general obligation bonds issued by the

State of New York. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

  Since the New York Fund invests primarily in obligations of New York issuers, the marketability and market value of these obligations may be affected by long-term economic problems which face New York City and New York State. In particular, the ability of the State and the City to finance independently has been adversely affected in the past by their inability to achieve or maintain favorable credit ratings. There can also be an effect on the market price of securities of other New York issuers if the City receives less favorable credit ratings and if certain of its economic problems continue. If these problems are not resolved, or if new ones develop, they could adversely affect the various New York issuers' ability to meet their financial obligations. There can be no assurance that New York City or the local entities, or the State, will not face budget gaps in future years. The ability of the New York Fund to meet its objective is affected by the ability of issuers to meet their payment obligations. A default by an issuer of an obligation held by the New York Fund could result in a substantial loss of principal with respect to that obligation and a potential decline in the New York Fund's net asset value.

  The New York Fund is permitted to invest up to 25% of the value of its total assets in the securities of any one issuer without adhering to the 5% issuer limitation described under "Investment Restrictions". To the extent that the New York Fund invests up to 25% of its total assets in the securities of any one issuer, there may be an increased risk of loss to the New York Fund.

  NEW YORK STATE. The economy of the State (the "State") is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining portion of its work force engaged in manufacturing, and an increasing portion engaged in service industries, reflecting the national trend.

  New York has a very high state and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, and social services and recreational facilities. Despite these benefits, the burden of state and local taxation may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

   National economic growth during both 1998 and 1999 is expected to be slower thanit was during 1997. The financial and economic turmoil which started in Asia and has spread to other parts of the world is expected to continue to negatively affect U.S. trade balances throughout most of 1999. In addition, growth in domestic consumption, which has been a major driving force behind the nation's strong economic performance in recent years, is expected to slow in 1999 as consumer confidence retreats from historic highs and the stock market ceases to provide large amounts of extra discretionary income. However, the lower short-term interest rates which are expected to be in force during 1999 should help prevent a recession. The revised forecast projects real GDP growth of 3.4 percent in 1998, moderately below the 1997 growth rate. In 1999, real GDP growth is expected to fall further, to 1.6 percent. The growth of nominal GDP is projected to decline from 5.9 percent in 1997 to 4.6 percent in 1998 and 3.7 percent in 1999. The inflation rate is expected to drop to 1.7 percent in 1998 before rising to 2.7 percent in 1999. The annual rate of job growth is expected to be 2.5 percent in 1998, almost equaling the strong growth rate experienced in 1997. In 1999, however, employment growth is forecast to slow markedly, to 1.9 percent. Growth in personal income and wages is expected to slow in 1998 and again in 1999.

     Continued growth is projected for New York State in 1998 and 1999 for employment, wages, and personal income, although, for 1999, a significant slowdown in the growth rates of personal income and wages are expected. The growth of personal income is projected to rise from 4.7 percent in 1997 to 5.0 percent in 1998, but then drop to 3.4 percent in 1999, in part because growth in bonus payments is expected to moderate significantly, a distinct shift from the unusually high increases of the last few years. Overall employment growth is expected to be 2.0 percent in 1998, the strongest in a decade, but is expected to drop to 1.0 percent in 1999, reflecting the slowing growth of the national economy, continued spending restraint in government, less robust profitability in the financial sector and continued restructuring in the manufacturing, health care, and banking sectors.

  THE STATE BUDGET PROCESS. The requirements of the State budget process are set forth in Article VII of the State Constitution and the State Finance law. The process begins with the Governor's submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. (The submission date is February 1 following a gubernatorial election.) The budget must contain a complete plan of available receipts and projected disbursements for the ensuing fiscal year ("State Financial Plan"). That proposed State Financial Plan must be balanced on a cash basis, and must be accompanied by bills which: (i) set forth all proposed appropriations and reappropriations, (ii) provide for any new or modified revenue measures, and
(iii) make any other changes to existing law necessary to implement the budget recommended by the Governor.

  In acting on the bills submitted by the Governor, the Legislature has the power to alter both recommended appropriations and proposed changes to substantive law. The Legislature may strike out or reduce an item of appropriation recommended by the Governor. The Legislature may add items of appropriation provided such additions are stated separately. These additional items are then subject to line-item veto by the Governor. If the Governor vetoes an appropriation or a bill related to the budget, these can be reconsidered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, the measure will become law notwithstanding the Governor's veto.

  Once the appropriation and other bills become law, the State's Division of the Budget ("DOB") revises the State Financial Plan based on the Legislatures' action, and begins the process of implementing the budget. Throughout the fiscal year, DOB monitors actual receipts and disbursements, and may adjust the estimates in the State Financial Plan. Adjustments may also be made to the State Financial Plan to reflect changes in the economy, as well as new actions taken by the Governor or the Legislature.

  The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis State Financial Plan, and an explanation of any changes from the previous State Financial Plan. As required by the State Finance law, the Governor updates the State Financial Plan within 30 days of the close of each quarter of the fiscal year, generally issuing reports by July 30, October 30, and as part of the Executive Budget.

1998-99 Fiscal Year - The Legislature adopted the debt service component of the State budget for the 1998-99 fiscal year on March 30, 1998 and the remainder of the budget on April 18, 1998. In the period prior to adoption of the budget for the current fiscal year, the Legislature also enacted appropriations to permit the State to continue its operations and provide for other purposes. On April 25, 1998, the Governor vetoed certain items that the Legislature added to the Executive Budget. The Legislature had not overridden any of the Governor's vetoes as of the start of the legislative recess on June 19, 1998 (under the State Constitution, the Legislature can override one or more of the Governor's vetoes with the approval of two-thirds of the members of each house).

     General Fund disbursements in 1998-99 are now projected to grow by $2.43 billion over 1997-98 levels, or $690 million more than proposed in the Governor's Executive Budget, as amended. The change in General Fund disbursements from the Executive Budget to the enacted budget reflects legislative additions (net of the value of the Governor's vetoes), actions taken at the end of the regular legislative session, as well as spending that was originally anticipated to occur in 1997-98 but is now expected to occur in 1998-99. The State projects that the 1998-99 State Financial Plan is balanced on a cash basis, with an estimated reserve for future needs of $761 million.

     The State's enacted budget includes several new multi-year tax reduction initiatives, including acceleration of State-funded property and local income tax relief for senior citizens under the School Tax Relief Program (STAR), expansion of the child care income-tax credit for middle- income families, a phased-in reduction of the general business tax, and reduction of several other taxes and fees, including an accelerated phase-out of assessments on medical providers. The enacted budget also provides for significant increases in spending for public schools, special education programs, and for the State and City university systems. It also allocates $50 million for a new Debt Reduction Reserve Fund (DRRF) that may eventually be used to pay debt service costs on or to prepay outstanding State- supported bonds.

     The 1998-99 State Financial Plan projects a closing balance in the General Fund of $1.42 billion that is comprised of a reserve of $761 million available for future needs, a balance of $400 million in the Tax Stabilization Reserve Fund (TSRF), a balance of $158 million in the Community Projects Fund (CPF), and a balance of $100 million in the Contingency Reserve Fund (CRF). The TSRF can be used in the event of an unanticipated General Fund cash operating deficit, as provided under the State Constitution and State Finance Law. The CPF is used to finance various legislative and executive initiatives. The CRF provides resources to help finance any extraordinary litigation costs during the fiscal year.

        Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth herein, and those projections may be changed materially and adversely from time to time. See "Special Considerations" below for a discussion of risks and uncertainties faced by the State.

         Second Update (current fiscal year) - On October 30, 1998, the State issued the second of its three quarterly updates to the 1998-99 Financial Plan. In the Mid-Year Update, the State continues to project that the State Financial Plan for 1998-99 will remain in balance. The State now projects total receipts in 1998-99 of $37.84 billion, an increase of $29 million over the amount projected in the First Quarterly Update. The State has made no changes to its July disbursement projections, with total disbursements of $36.78 billion expected for the current fiscal year. The additional receipts increase the State's projected surplus (reserve for future needs) by $29 million over the July estimate, to $1.04 billion.

     The Financial Plan now projects a closing balance in the General Fund of $1.7 billion. The balance is comprised of the $1.04 billion reserve for future needs, $400 million in the Tax Stabilization Reserve Fund, $100 million in the Contingency Reserve Fund (after a planned deposit of $32 million in 1998-99), and $158 million in the Community Projects Fund.

    The State ended the first six months of 1998-99 fiscal year with a General Fund cash balance of $5.02 billion, roughly $143 million higher than projected in the cash flow accompanying the July Update to the Financial Plan. Total receipts, including transfers from other funds, were approximately $52 million higher than expected, with the increase comprised of additional tax revenues ($22 million) and transfers from other funds ($30 million). Total spending through the first six months of the fiscal year was $16.28 billion, or $91 million lower than projected in July. This variance resulted primarily from higher spending in Grants to Local Governments ($27 million), offset by lower spending in State Operations ($124 million). These variances are timing-related and should not affect total disbursements for the fiscal year.

         Outyear Projections Of Receipts And Disbursements - State law requires the Governor to propose a balanced budget each year.

         In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than
$1 billion (1998-99). The State, as a part of the 1998-99 Executive Budget projections submitted to the Legislature in February 1998, projected a 1999- 00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

     Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. However, the State's projections in 1999-00 currently assume actions to achieve $600 million in lower disbursements and $250 million in additional receipts from the settlement of State claims against the tobacco industry. Consistent with past practice, the projections do not include any costs associated with new collective bargaining agreements after the expiration of the current round of contracts at the end of the 1998-99 fiscal year. The State expects that the 1999-00 Financial Plan will achieve savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to bring projected disbursements and receipts into balance.

     The State will formally update its outyear projections of receipts and disbursements for the 2000-01 and 2001-02 fiscal years as a part of the 1999- 00 Executive Budget process, as required by law. The revised expectations for years 2000-01 and 2001-02 will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 1999-00 Executive Budget recommendations. The STAR program, which dedicates a portion of personal income tax receipts to fund school tax reductions, has a significant impact on General Fund receipts. STAR is projected to reduce personal income tax revenues available to the General Fund by an estimated $1.3 billion in 2000-01. Measured from the 1998-99 base, scheduled reductions to estate and gift, sales and other taxes, reflecting tax cuts enacted in 1997-98 and 1998-99, will lower General Fund taxes and fees by an estimated $1.8 billion in 2000-01. Disbursement projections for the outyears currently assume additional outlays for school aid, Medicaid, welfare reform, mental health community reinvestment, and other multi-year spending commitments in law. See "Special Considerations" below for a description of other risks and uncertainties associated with the State Financial Plan process.

         Special Considerations - The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. Because of the uncertainty and unpredictability of these factors, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time.

     The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

     Projections of total State receipts in the Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year collection estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

     Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.

    An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowance or other federal actions that could affect State finances, but has significant reserves in the event of such an action.

     The Division of the Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth herein. In the past, the State has taken management actions to address potential Financial Plan shortfalls, and DOB believes it could take similar actions should variances occur in its projections for the current fiscal year.

     Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government have helped to create projected structural budget gaps for the State. These gaps result from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. For example, the fiscal effects of tax reductions adopted in the last several fiscal years (including 1998-99) are projected to grow more substantially beyond the 1998-99 fiscal year, with the incremental annual cost of all currently enacted tax reductions estimated at over $4 billion by the time they are fully effective in State fiscal year 2002-03. These actions will place pressure on future budget balance in New York State.

 1998-99 State Financial Plan - Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds.

 General Fund

     The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1998-99 fiscal year, the General Fund is expected to account for approximately 47.6 percent of all Governmental Funds disbursements and 70.1 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. Total receipts and transfers from other funds are projected to be $37.56 billion, an increase of $3.01 billion from the 1997-98 fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $36.78 billion, an increase of $2.43 billion from the 1997-98 fiscal year.

   Projected General Fund Receipts

     Total General Fund receipts in 1998-99 are projected to be $37.56 billion, an increase of over $3 billion from the $34.55 billion recorded in 1997-98. This total includes $34.36 billion in tax receipts, $1.40 billion in miscellaneous receipts, and $1.80 billion in transfers from other funds.

        The transfer of a portion of the surplus recorded in 1997-98 to 1998-99 exaggerates the "real" growth in State receipts from year to year by depressing reported 1997-98 figures and inflating 1998-99 projections. Conversely, the incremental cost of tax reductions newly effective in 1998- 99 and the impact of statutes earmarking certain tax receipts to other funds work to depress apparent growth below the underlying growth in receipts attributable to expansion of the State's economy. On an adjusted basis, State tax revenues in the 1998-99 fiscal year are projected to grow at approximately 7.5 percent, following an adjusted growth of roughly nine percent in the 1997-98 fiscal year. The discussion below summarizes the State's projections of General Fund taxes and other revenues for the 1998-99 Fiscal year.

     The Personal Income Tax is imposed on the income of individuals, estates and trusts and is based with certain modifications on federal definitions of income and deductions. This tax continues to account for over half of the State's General Fund receipts base. Net personal income tax collections are projected to reach $21.24 billion, nearly $3.5 billion above the reported 1997-98 collection total. Since 1997 represented the completion of the 20 percent income tax reduction program enacted in 1995, growth from 1997 to 1998 will be unaffected by major income tax reductions. Adding to the projected annual growth is the net impact of the transfer of the surplus from 1997-98 to the current year which affects reported collections by over $2.4 billion on a year-over-year basis, as partially offset by the diversion of slightly over $700 million in income tax receipts to the STAR fund to finance the initial year of the school tax reduction program. The STAR program was enacted in 1997 to increase the State share of school funding and reduce residential school taxes. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.7 billion, an increase of over 9 percent. This growth is largely a function of over 8 percent growth in income tax liability projected for 1998 as well as the impact of the 1997 tax year settlement on 1998-99 net collections.

     User taxes and fees are comprised of three-quarters of the State four percent sales and use tax (the balance, one percent, flows to support Local Government Assistance Corporation (LGAC) debt service requirements), cigarette, alcoholic beverage, container, and auto rental taxes, and a portion of the motor fuel excise levies. Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees. A portion of the motor fuel tax and motor vehicle registration fees and all of the highway use tax are earmarked for dedicated transportation funds.

     Receipts from user taxes and fees are projected to total $7.14 billion, an increase of $107 million from reported collections in the prior year. The sales tax component of this category accounts for all of the 1998-99 growth, as receipts from all other sources decline $100 million. The growth in yield of the sales tax in 1998-99, after adjusting for tax law and other changes, is projected at 4.7 percent. The yields of most of the excise taxes in this category show a long-term declining trend, particularly cigarette and alcoholic beverage taxes. These General Fund declines are exacerbated in 1998-99 by revenue losses from scheduled and newly enacted tax reductions, and by an increase in earmarking of motor vehicle registration fees to the Dedicated Highway and Bridge Trust Fund.

     Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Beginning in 1994, a 15 percent surcharge on these levies began to be phased out and, for most taxpayers, there is no surcharge liability for taxable periods ending in 1997 and thereafter.

     Total business tax collections in 1998-99 are now projected to be $4.96 billion, $91 million less than received in the prior fiscal year. The category includes receipts from the largely income-based levies on general business corporations, banks and insurance companies, gross receipts taxes on energy and telecommunication service providers and a per-gallon imposition on petroleum business. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes between the two years. These include the first year of utility-tax rate cuts and the Power for Jobs tax reduction program for energy providers, and the scheduled additional diversion of General Fund petroleum business and utility tax receipts to other funds. In addition, profit growth is also expected to slow in 1998.

     Other taxes include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer of certain real estate (this tax was repealed in 1996), a pari-mutuel tax and other minor levies. They are now projected to total $1.02 billion -- $75 million below last year's amount. Two factors account for a significant part of the expected decline in collections from this category. First, the effects of the elimination of the real property gains tax collections; second, a decline in estate tax receipts, following the explosive growth recorded in 1997-98, when receipts expanded by over 16 percent.

     Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain other license and fee revenues. Total miscellaneous receipts are projected to reach $1.40 billion, down almost $200 million from the prior year, reflecting the loss of non-recurring receipts in 1997-98 and the growing effects of the phase-out of the medical provider assessments.

     Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one percent sales tax used to support payments to LGAC. Transfers from other funds are expected to total $1.8 billion, or $222 million less than total receipts from this category during 1997-98. Total transfers of sales taxes in excess of LGAC debt service requirements are expected to increase by approximately $51 million, while transfers from all other funds are expected to fall by $273 million, primarily reflecting the absence, in 1998-99, of a one-time transfer of nearly $200 million for retroactive reimbursement of certain social services claims from the federal government. Projected General Fund Disbursements

     General Fund disbursements in 1998-99, including transfers to support capital projects, debt service and other funds are estimated at $36.78 billion. This represents an increase of $2.43 billion or 7.1 percent from 1997-98. Nearly one-half of the growth is for educational purposes, reflecting increased support for public schools, special education programs and the State and City university systems. The remaining increase is primarily for Medicaid, mental hygiene, and other health and social welfare programs, including children and family services. The 1998-99 Financial Plan also includes funds for the current negotiated salary increases for State employees, as well as increased transfers for debt service.

     Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. The 1998-99 Financial Plan projects spending of $25.14 billion in this category, an increase of $1.88 billion or 8.1 percent over the prior year. The largest annual increases are for educational programs, Medicaid, other health and social welfare programs, and community projects grants.

     The 1998-99 budget provides $9.65 billion in support of public schools. The year-to-year increase of $769 million is comprised of partial funding for a 1998-99 school year increase of $847 million as well as the remainder of the 1997-98 school year increase that occurs in State fiscal year 1998- 99. Spending for all other educational programs, which includes the State and City university systems, the Tuition Assistance Programs, and handicapped programs, is estimated at $3.00 billion, an increase of $270 million over 1997-98 levels.

     Medicaid costs are estimated at $5.60 billion, an increase of $144 million from the prior year. After adjusting 1997-98 for the $116 million prepayment of an additional Medicaid cycle, Medicaid spending is projected to increase $260 million or 4.9 percent. Disbursements for all other health and social welfare programs are projected to total $3.63 billion, an increase of $131 million from 1997-98. This includes an increase in support for children and families and local public health programs, offset by a decline in welfare spending of $75 million that reflects continuing State and local efforts to reduce welfare fraud, declining caseloads, and the impact of State and federal welfare reform legislation.

     Remaining disbursements primarily support community-based mental hygiene programs, community and public health programs, local transportation programs, and revenue sharing payments to local governments. Revenue sharing and other general purpose aid to local governments are projected at $837 million, an increase of approximately $37 million from 1997-98.

     State operations spending reflects the administrative costs of operating the State's agencies, including the prison system, mental hygiene institutions, the State University system (SUNY), the Legislature, and the court system. Personal service costs account for approximately 73 percent of spending in this category. Since January 1995, the State's workforce has been reduced by about 10 percent and is projected to remain at its current level of approximately 191,000 persons in 1998-99.

     State operations spending is projected at $6.70 billion, an increase of $511 million of 8.3 percent from the prior year. This increase is primarily due to an additional payroll cycle in 1998-99, a 3.5 percent general salary increase on October 1, 1998 for most State employees, the loss of federal receipts that would otherwise lower General Fund spending in mental hygiene programs, and a projected 15.6 percent increase in the Judiciary's budget.

        General State charges account primarily for the costs of providing fringe benefits for State employees, including contributions to pension systems, the employer's share of social security contributions, employer contributions toward the cost of health insurance, and the costs of providing worker's compensation and unemployment insurance benefits. This category also reflects certain fixed costs such as payments in lieu of taxes, and payments of judgments against the State or its public officers.

        Disbursements in this category are estimated at $2.22 billion, a decrease of $50 million from the prior year. This annual decline reflects projected decreases in pension costs and Court of Claims payments, offset by modest projected increases for health insurance contributions, social security costs, and the loss of reimbursements due to a reduction in the fringe benefit rate charged to positions financed by non-General Fundsources.

     Debt service paid from the General Fund reflects debt service on short-term obligations of the State, and includes only interest costs on the State's commercial paper program. The 1998-99 debt service estimate is $11 million, reflecting relative stability in short-term interest rates. The State's short-term TRAN borrowing program was eliminated in 1995.

     Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources.

     Transfers in support of debt service are projected at $2.13 billion in 1998-99, an increase of $110 million from 1997-98. The increase reflects the impact of certain prior year bond sales (net of refunding savings), and certain bond sales planned to occur during the 1998-99 fiscal year. The State Financial Plan also establishes a transfer of $50 million to the new Debt Reduction Reserve Fund. The Fund may be used, subject to enactment of new appropriations, to pay the debt service costs on or to prepay State- supported bonds.

     Transfers in support of capital projects provide General Fund support for projects not otherwise financed through bond proceeds, dedicated taxes and other revenues, or federal grants. These transfers are projected at $200 million for 1998-99, comparable to last year.

     Remaining transfers from the General Fund to other funds are estimated to decline $59 million in 1998-99 to $327 million. This decline is primarily the net impact of one-time transfers in 1997-98 to the State University Tuition Stabilization Fund and to the Lottery Fund to support school aid, offset by a 1998-99 increase in the State subsidy to the Roswell Park Cancer Research Institute.

Non-recurring Resources

     The Division of the Budget estimates that the 1998-99 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $64 million, the largest of which is a retroactive reimbursement of federal welfare claims.

     The 1998-99 Financial Plan projects a closing fund balance in the General Fund of $1.42 billion. This fund balance is composed of a reserve of $761 million available for future needs, a $400 million balance in the TSRF, a $158 million balance in the CPF, and a balance of $100 million in the CRF, after a projected deposit of $32 million in 1998-99.

Other Governmental Funds

     In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.

Special Revenue Funds

        Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise approximately 41 percent of total governmental funds receipts in the 1998-99 fiscal year, three-quarters of that activity relates to federally-funded programs.

     Total disbursements for programs supported by Special Revenue Funds are projected at $29.97 billion, an increase of $2.32 billion or 8.4 percent from 1997-98. Federal grants account for approximately three-quarters of all spending in the Special Revenue fund type. Disbursements from federal funds are estimated at $21.78 billion, an increase of $1.12 billion or 5.4 percent. The single largest program in this fund group is Medicaid, which is projected at $13.65 billion, an increase of $465 million or 3.5 percent above last year. Federal support for welfare programs is projected at $2.53 billion, similar to 1997-98. The remaining growth in federal funds is primarily due to the new Child Health Plus program, estimated at $197 million in 1998-99. This program will expand health insurance coverage to children of indigent families.

     State special revenue spending is projected to be $8.19 billion, an increase of $1.20 billion or 17.2 percent from last year's levels. Most of this projected increase in spending is due to the $704 million cost of the first phase of the STAR program, as well as $231 million in additional operating assistance for mass transportation, and $113 million for the State share of the new Child Health Plus program.

 Capital Projects Funds

     Capital Projects Funds account for the financial resources used in the acquisition, construction, or rehabilitation of major State capital facilities, and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax receipts transferred from the General Fund, and various other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1998-99 fiscal year, activity in these funds is expected to comprise 5.5 percent of total governmental receipts.

     Capital Projects Funds spending in fiscal year 1998-99 is projected at $4.14 billion, an increase of $575 million or 16.1 percent from last year. The major components of this expected growth are transportation and environmental programs, including continued increased spending for 1996 Clean Water/Clean Air Bond Act projects and higher projected disbursements from the Environmental Protection Fund (EPF). Another significant component of this projected increase is in the area of public protection, primarily for facility rehabilitation and construction of additional prison capacity.

   Debt Service Funds

     Debt Service Funds are used to account for the payment of principal and interest on long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund type is expected to comprise 3.8 percent of total governmental fund receipts in the 1998-99 fiscal year. Receipts in these funds in excess of debt service requirements may be transferred to the General Fund, Capital Projects Funds and Special Revenue Funds, pursuant to law.

     Total disbursements form the Debt Service Fund type are estimated at $3.36 billion in 1998-99, an increase of $275 million or 8.9 percent from 1997-98 levels. Of the increase, $102 million is for transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund. Another $45 million is for education purposes, including State and City University programs financed through the Dormitory Authority of the State of New York (DASNY). The remainder is for a variety of programs in such areas as mental health and corrections, and for general obligation financings.

Year 2000 Compliance

     New York State is currently addressing "Year 2000" data processing compliance issues. The Year 2000 compliance issue ("Y2K") arises because most computer software programs allocate two digits to the data field for "year" on the assumption that the first two digits will be "19." Such programs will thus interpret the year 2000 as the year 1900 absent reprogramming. Y2K could impact both the ability to enter data into computer programs and the ability of such programs to correctly processdata.

        In 1996, the State created the Office for Technology (OFT) to help address statewide technology issues, including the Year 2000 issue. OFT has estimated that investments of at least $140 million will be required to bring approximately 350 State mission-critical and high-priority computer systems not otherwise scheduled for replacement into Year 2000 compliance, and the State is planning to spend $100 million in the 1998-99 fiscal year for this purpose. Mission-critical computer applications are those which impact the health, safety and welfare of the State and its citizens, and for which failure to be in Y2K compliance could have a material and adverse impact upon State operations. High-priority computer applications are those that are critical for a State agency to fulfill its mission and deliver services, but for which they are manual alternatives. Work has been completed on roughly 20 percent of these systems. All remaining unfinished mission-critical and high-priority systems have at least 40 percent or more of the work completed. Contingency planning is underway for those systems which may be non-compliant prior to failure dates. The enacted budget also continues funding for major systems scheduled for replacement, including the State payroll, civil service, tax and finance and welfare management systems, for which Year 2000 compliance is included as a part of theproject.

        OFT is monitoring compliance on a quarterly basis and is providing assistance and assigning resources to accelerate compliance for mission-critical systems, with most compliance testing expected to be completed by mid-1999. There can be no guarantee, however, that all of the State's mission-critical and high-priority computer systems will be Year 2000 compliant and that there will not be an adverse impact upon State operations or State finances as a result.

Cash-Basis Results for Prior Fiscal Years

     The State reports its financial results on two bases of accounting: the cash basis, showing receipts and disbursements; and the modified accrual basis, prescribed by Generally Accepted Accounting Principles ("GAAP"), showing revenues and expenditures.

General Fund 1995-96 through 1997-98

            The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives most State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. A narrative description of cash-basis results in the General Fund is presented below.

     New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). A national recession, followed by the lingering economic slowdown in New York and the regional economy, resulted in repeated shortfalls in receipts and three budget deficits during those years. During its last six fiscal years, however, the State has recorded balanced budgets on a cash basis, with positive fund balances as described below.

 1997-98 Fiscal Year

     The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than- anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

     The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund (TSRF), the Contingency Reserve Fund (CRF) and the Community Projects Fund (CPF). The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $170 million, an increase of $95 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit on March 31, 1998.

     General Fund receipts and transfers from other funds for the 1997-98 fiscal year (including net tax refund reserve account activity) totaled $34.55 billion, an annual increase of $1.51 billion, or 4.57 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of $1.45 billion or 4.41 percent.

1996-97 Fiscal Year

     The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.42 billion. The cash surplus was derived primarily from higher-than-expected receipts and lower-than-expected spending for social services programs.

     The General Fund closing balance was $433 million, an increase of $146 million from the 1995-96 fiscal year. The balance included $317 million in the TSRF, after a required deposit of $15 million and an additional deposit of $65 million in 1996-97. In addition, $41 million remained on deposit in the CRF. The remaining $75 million reflected amounts then on deposit in the Community Projects Fund. The General Fund closing balance did not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1997.

     General Fund receipts and transfers from other funds for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the previous fiscal year (including net tax refund reserve account activity). General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from the 1995-96 fiscal year.

     Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two new dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation and the Metropolitan Transportation Authority (MTA).

     In the Special Revenue Funds, disbursements increased from $26.26 billion to $27.65 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid. Other activity reflected dedication of taxes to a new fund for mass transportation, new lottery games, and new fees for criminal justice programs.

     Disbursements in the Capital Projects Funds declined over the three year period from $3.97 billion to $3.56 billion as spending for miscellaneous capital programs decreased, partially offset by increases for mental hygiene, health and environmental programs. The composition of this fund type's receipts also changed as the dedicated transportation taxes began to be deposited, general obligation bond proceeds declined substantially, federal grants remained stable, and reimbursements from public authority bonds (primarily transportation related) increased.

 LitigationState Finance Policies

   Insurance Law

     Proceedings have been brought by two groups of petitioners challenging regulations promulgated by the Superintendent of Insurance that established excess medical malpractice premium rates for fiscal years 1986-87 through 1996-97 (New York State Health Maintenance Organization Conference, Inc., et al.
v. Muhl, et al. ["HMO"], and New York State Conference of Blue Cross and Blue Shield Plans, et al. v. Muhl, et al. ["Blue Cross 'I' and 'II'"], Supreme Court, Albany County). By order filed January 22, 1997, the Court in Blue Cross I permitted the plaintiffs in HMO to intervene and dismissed the challenges to the rates for the period prior to 1995-96. By decision dated July 24, 1997, the Court in Blue Cross I held that the determination made by the Superintendent in establishing the 1995-96 rate was arbitrary and capricious and directed that premiums paid pursuant to that determination be returned to the payors. The State has appealed this decision. The petitioners did not cross appeal. In Blue Cross II, by amended judgment dated April 2, 1998, the Supreme Court annulled the regulation setting the 1996-97 premium rate and directed that all 1996-97 excess malpractice premiums be returned to the payors. The State will not be obligated in either case to pay moneys to any petitioner. Adverse determinations would result in refunds from the affected insurers.

 Tax Law

            In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. seek to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed pursuant to Tax Law Articles 12-A, 20 and 28 on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternately, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioner's motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross-appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. The case was argued before the Court of Appeals on March 24, 1998.

Clean Water/Clean Air Bond Act of 1996

     In Robert L. Schulz, et al. v. The New York State Executive, et al. (Supreme Court, Albany County, commenced October 16, 1996), plaintiffs challenge the enactment of the Clean Water/Clean Air Bond Act of 1996 and its implementing legislation (1996 Laws of New York, Chapters 412 and 413). Plaintiffs claim, inter alia, that the Bond Act and its implementing legislation violate provisions of the State Constitution requiring that such debt be authorized by law for some single work or purpose distinctly specified therein and forbidding incorporation of other statutes byreference.

            In an opinion dated June 9, 1998, the Court of Appeals affirmed the July 17, 1997 order of the Appellate Division, Third Department, affirming the lower court dismissal of this case.

Line Item Veto

     In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998.

  STATE PROGRAMS

  MEDICAID. Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law (S)2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2 percent and 3.8 percent assessments on gross receipts imposed pursuant to Public Health Law (S)(S)2807-d(2)(b)(ii) and 2807d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State has appealed that order.

  SHELTER ALLOWANCE. In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through Department of Social Services regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgement was entered on July 25, 1997, directing, among other things, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State has sought relief from each and every provision of this judgement except that portion directing the continued provision of interim relief.

  CIVIL RIGHTS CLAIMS. In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan ("EIP I"). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and other State defendants (the "State") in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the Court of Appeals, based on the District Court's factual findings, held the State defendants liable under 42 USC (S)1983 and the Equal Educational Opportunity Act, 20 USC (S)(S)1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By Order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan ("EIP II") to eradicate these vestiges of segregation. The October 8, 1997 Order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the Order, the State made available to Yonders $450,000 to support planning activities to prepare the EIP II budget for 1997-98 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. The State intends to appeal that judgment. Additionally, the Court adopted a requirement that the State pay to Yonkers $9 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I has not yet been reduced to an order.

  CONTRACT AND TORT CLAIMS. In Inter-Power of New York, Inc. v. State of New York, commenced November 16, 1994 in the Court of Claims, plaintiff alleges that by reason of the failure of the State's Department of Environmental Conservation to provide in a timely manner accurate and complete data, plaintiff was unable to complete by the projected completion date a cogeneration facility, and thereby suffered damages. The parties have agreed to settle this case for $29 million.

Public Authorities

     The fiscal stability of the State is related in part to the fiscal stability of its public authorities. For the purposes of this summary, public authorities refer to public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations. As of December 31, 1997, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State authorities was $84 billion, only a portion of which constitutes State-supported or State-related debt.

     The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to provide transit and commuter services.

     Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of this AIS, LIPA has issued over $5 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State- supported or State-related debt.

Metropolitan Transportation Authority - The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Since 1980, the State has enacted several taxes-including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1998- 99 fiscal year, State assistance to the MTA is projected to total approximately $1.3 billion, an increase of $133 million over the 1997-98 fiscal year.

     State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of the $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"). In July 1997, the Capital Program Review Board ("CPRB") approved the 1995-99 Capital Program (subsequently amended in August 1997), which supersedes the overlapping portion of the MTA's 1992-96 Capital Program. The 1995-99 Capital Program is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.

     There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995- 99 Capital Program accordingly. If the 1995-99 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

 The City of New York

     The fiscal health of the State may also be affected by the fiscal health of New York City (the "City"), which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

     The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan ("Financial Plan") annually and updates it periodically, and prepares a comprehensive annual financial report describing its most recent fiscal year each October.

The City of New YorkFiscal Oversight

     In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the Control Period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million of impaired access to the public credit markets.

     Currently, the City and its Covered Organizations (i.e., those which received or may receive moneys from the City directly, indirectly or contingently) operate under the Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the city's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

     To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the city must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In 1997, the State created the New York City Transitional Finance Authority ("TFA") to finance a portion of the City's capital program because the City was approaching its State Constitutional general debt limit. Without the additional financing capacity of the TFA, projected contracts for City capital projects would have exceeded the City's debt limit during City fiscal year 1997-98. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the TFA to be unconstitutional. On November 25, 1997 the State Supreme Court found the legislation establishing the TFA to be constitutional and granted the defendants' motion for summary judgment. The plaintiffs have appealed the decision. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

 Monitoring Agencies

     The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, while economic growth in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in City fiscal year 1996-97. Recent staff reports also indicate that the City projects a substantial surplus for City fiscal year 1997-98. Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the course of the national economy. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources and that the City's Financial Plan tends to rely on actions outside its direct control. These reports have indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City.

Other Localities

     Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The cities of Yonkers and Troy continue to operate under State-ordered control agencies. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1998-99 fiscal year.

     Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and twenty-eight municipalities received more than $32 million in targeted unrestricted aid in the 1997-98 budget. Both of these emergency aid packages were largely continued through the 1998- 99 budget. The State also dispersed an additional $21 million among all cities, towns and villages after enacting a 3.9 percent increase in General Purpose State Aid in 1997-98 and continued this increase in 1998-99.

     The 1998-99 budget includes an additional $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from a cash flow acceleration of State aid.

     The appropriation and allocation of general purpose local government aid among localities, including New York City, is currently the subject of investigation by a State commission. While the distribution of general purpose local government aid was originally based on a statutory formula, in recent years both the total amount appropriated and the amounts appropriated to localities have been determined by the Legislature. A State commission was established to study the distribution and amounts of general purpose local government aid and recommend a new formula by June 30, 1999, which may change the way aid is allocated.

     Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1996, the total indebtedness of all localities in the State other than New York City was approximately $20.0 billion. A small portion (approximately $77.2 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1996.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                            INVESTMENT RESTRICTIONS

  The Funds observe the following fundamental investment restrictions which can be changed only when permitted by law and approved by a majority of a Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

  Except as otherwise noted, each Fund may not:

  (1) purchase securities on margin or purchase real estate or interests therein, commodities or commodity contracts (except that the International Fund, Growth and Income and Fixed Income Funds may purchase and make margin payments in connection with financial futures contracts and related options);

  (2) with respect to 75% of its total assets (taken at market value), purchase a security if as a result (1) more than 5% of its total assets (taken at market value) would be invested in the securities (including securities subject to repurchase agreements), of any one issuer, other than obligations which are issued or guaranteed by the United States Government, its agencies or instrumentalities or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer.

  (3) engage in the underwriting of securities of other issuers, except to the extent that each Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired;

  (4) effect a short sale of any security (other than index options or hedging strategies to the extent otherwise permitted), or issue senior securities except as permitted in paragraph (5). For purposes of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

  (5) borrow money, except that each Fund may borrow from banks where such borrowings would not exceed 33-1/3% of its total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of each Fund's total assets taken at market value;

  (6) invest for the purpose of exercising control over management of any company;

  (7) invest more than 10% of its total assets in the securities of other investment companies;

  (8) invest in any security, including repurchase agreements maturing in over seven days or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 15% of the market value of the respective Fund's total assets would be so invested;

  (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus of the Funds; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, other minerals or companies which purchase or sell real estate or real estate mortgage loans;


  (10) have dealings on behalf of the Funds with Officers and Trustees of the Funds, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Funds;

  (11) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of each Fund's investments in that industry would exceed 25% of the current value of a Fund's total assets, provided that (a) there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities and in the case of the New York Fund, investments in Municipal Obligations (for the purpose of this restriction, industrial development and pollution control bonds shall not be deemed Municipal Obligations if the payment of principal and interest on such bonds is the ultimate responsibility of nongovernmental users); (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

  (12) make loans, except that each Fund may make loans or lend its portfolio securities if, as a result, the aggregate of such loans does not exceed 33-1/3% of the value of a Fund's total assets.

In addition, the Fixed Income Fund and New York Fund may not:

  (13) purchase equity securities or other securities convertible into equity securities.

In addition, the New York Fund may not

  (14) invest less than 80% of its net assets in New York Obligations except when, in the opinion of the Fund's investment adviser, it is advisable for the Fund to invest temporarily up to 100% of its total assets in taxable securities to maintain a "defensive" posture because of unusual market conditions. For instance, a "defensive" posture is warranted when the Fund's assets exceed the available amount of municipal obligations that meet the Fund's investment objective and policies.

  It is the intention of the Funds, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

  There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of the Funds, in the securities rating of the investment, or any other later change.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The property affairs and business of the Fund are managed by the Board of Trustees. The Trustees elect officers who are charged with the responsibility for the day-to-day operations of the Funds and the execution of policies formulated by the Trustees.

  The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. Trustees deemed to be "interested persons" of the Funds for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk.

  HARALD PAUMGARTEN, Chairman of the Board of Trustees - age 60, 405 Lexington Avenue, New York, NY 10017; Managing Director, Adirondack Capital Group since 1997; President, Paumgarten and Company 1991to 1997; Advisory Managing Director, Lepercq de Neuflize & Co. Incorporated 1993 to 1995; Director, Price Waterhouse AG 1992 to 1993; Chairman of the Board of Trustees, HSBC Funds Trust.

  WOLFE J. FRANKL, Trustee - age 78, 40 Gooseneck Lane,
  Charlottesville, Virginia 22901. Trustee, Excelsior Funds, Inc.
  Excelsior Tax-Exempt Funds, Inc. and Excelsior Institutional Funds, Inc. (mutual funds); Director, Deutsche Bank Financial, Inc.;
  Director, the Harbus Corporation; Trustee, HSBC Funds Trust.

  ROBERT A. ROBINSON, Trustee - age 73, 251 Laurel Road, New Canaan, Connecticut 06840. Trustee, Henrietta and E. Frederick H. Bugher Foundation; Trustee, U.S.T. Master Funds, Inc. and U.S.T. Master Tax-Exempt Funds, Inc. (mutual funds); Trustee, HSBC Funds Trust.

  JOHN P. PFANN, Trustee - age 69, 43 Captains Walk, Marina Cove, Palm Coast, Florida 32137. Chairman and President, JPP Equities, Inc. 1982 to 1995;

  Trustee, HSBC Funds Trust.

  RICHARD J. LOOS/1*/, Vice Chairman Emeritus, 97 Southport Wood
  Drive, Southport, CT 06490.

  WALLY GRIMM, President - Executive Vice President, Fund Services Division of BISYS Fund Services, Inc., June 1992 to present.

  ERIC F. ALMQUIST, Senior Vice President - Senior Marketing
  Strategist, Fund Services Division, BISYS Fund Services, Inc.,
  August, 1996 to present; Director of Process Management, Coopers & Lybrand L.L.P. from 1994 to 1996; Vice President, The Dreyfus
  Service Corporation from 1988 to 1994.

  CHARLES BOOTH, Vice President - Chief Compliance Officer and Vice President of Fund Administration, Fund Services Division of BISYS Fund Services, Inc., 1988 to present.

  Anthony J. Fischer, Vice President - Client Services, Fund Services Division of BISYS Fund Services, Inc. from 1998 to present. SEI, 1997-1998 Paul T. Kane, Assistant Treasurer - Vice President and Assistant Treasurer, Fund Services Division of BISYS Fund Services, Inc., December 1997 to present; Director Shareholder Reporting, September 1989 to December 1996, Fidelity Accounting and Custody Services, 1985-1997.

  STEVEN R. HOWARD, Secretary -1285 Avenue of the Americas, New York, New York 10019. Partner, Paul, Weiss, Rifkind, Wharton & Garrison since April, 1998; Partner, Baker & McKenzie 1991 to 1996; Partner, Gaston & Snow from 1988 to 1991; Secretary, HSBC Funds Trust since 1987.

  ALAINA V. METZ, Assistant Secretary - Chief Administrator,
  Administration and Regulatory Services of BISYS Fund Services, Inc., June 1995 to Present; Supervisor of Mutual Fund Legal Department, Alliance Capital Management, May 1989 to June 1995.

  *Mr. Loos has been elected Vice Chairman Emeritus, such appointment to be effective May 5, 1998. Mr. Loos is not a voting member of the Board of Trustees.

                              COMPENSATION TABLE

                                        Total
                                      Aggregate      Pension or Retirement  Estimated Annual  Compensation
                                  Compensation from   Benefits Accrued as    Benefits Upon    from the Fund
                                      the Funds      Part of Fund Expenses     Retirement       Complex*
Wolfe J. Frankl, Trustee               $12,830                   0                    N/A              $28,000
Richard J. Loos, Vice Chairman         $11,027                   0                    N/A              $24,000
Emeritus
Harald Paumgarten, Trustee             $13,960                   0                    N/A              $31,000

John P. Pfann, Trustee              $ 4,499        0          N/A       $14,000
Robert A. Robinson, Trustee         $13,638        0          N/A       $30,000

*Represents the total compensation paid to such persons during the calendar year ended December 31, 1998. In the case of Mr. Loos, the amount represents the amount estimated to be paid to him for the current fiscal year.

  Trustees of the Funds receive from the Funds an annual fee and a fee for attending each meeting of the Trustees and each committee meeting and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

  As of the date of this Statement of Additional Information the Trustees and officers of the Funds as a group owned less than 1% of the outstanding shares of the Trust.

  Investment Adviser. The Funds retain HSBC Asset Management Americas Inc. ("Adviser") to act as the adviser for each Fund. The Adviser is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and HSBC Bank USA and is located at 140 Broadway, New York, New York 10005.

  The Advisory Contracts for the Funds provide that the Adviser will manage the portfolio of each Fund and will furnish to each Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of each Fund. The Adviser has also agreed in the Advisory Contract to provide administrative assistance in connection with the operation of each Fund. Administrative services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Funds, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Funds' officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Funds' filings with the Securities and Exchange Commission.




SUB-ADVISER

  The Advisor retains Delaware International Advisers LTD. to act as sub-adviser ("the Sub-Adviser") to the International Fund. The Sub-Adviser's principal offices are located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

  Delaware International is an indirect wholly-owned subsidiary of Delaware Management Holdings, Inc., a Delaware corporation ("DMH"), with principal offices at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. DMH and its subsidiaries (collectively, "Delaware Investments") trace their origins to an investment counseling firm founded in 1929. The Sub-Adviser was formed in 1990 and provides investment advisory services primarily to institutional accounts and mutual funds in the global and international equity and fixed income markets. As of December 31, 1998, Delaware International managed approximately $11.8 billion in global and foreign stock and bond portfolios for separate account and investment company clients. As of that date, advisory affiliated within Delaware Investments had total assets under management of approximately $45.2 billion, including assets managed by Delaware International.

  DMH is an indirect, wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National"). Lincoln National, a publicly held company with headquarters in Fort Wayne, Indiana is a financial services holding company. Its wealth accumulation and protection businesses provide annuities, life insurance, 401(k) plans, life-health reinsurance, institutional investment management and mutual funds.

  Pursuant to terms of its sub-advisory contract, Delaware International commenced its sub-advisory services on October 1, 1998. Prior to that date, HSBC Asset Management Europe, Ltd., HSBC Asset Management Hong Kong, Ltd., HSBC Asset Management (Japan) KK, and HSBC Asset Management Singapore Ltd., affiliated of the Adviser, served as sub-advisers to the International
Fund.

  Under its Sub-Advisory contract with the Adviser, Delaware International provides at its own expense the personnel and equipment necessary to carry out its duties. Delaware International will provide the Fund with quarterly reports with respect to securities the Fund holds or markets in which the Fund has invested.

BANKING LAWS

  Counsel to the Trust and special counsel to the Adviser, have advised the Adviser that the Adviser may perform the services for the Funds contemplated by the Advisory Contract without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that this question has not been authoritatively determined and that judicial or administrative decisions or interpretations of present Federal or state statutes and regulations relating to the permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as future changes in Federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent the Adviser from continuing to perform such services for the Funds.

  If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

  ADMINISTRATOR. BISYS Fund Services, Limited Partnership d/b/a BISYS Fund Services serves as Administrator of the Funds pursuant to the terms of a Management and Administration Agreement (the "Administrative Services Agreement"). Pursuant to the Administrative Services Agreement, BISYS Fund
Services: (i) provides administrative services reasonably necessary for the operation of the Funds, (other than those services which are provided by the Adviser pursuant to the Advisory Contract); (ii) provides the Funds with office space and office facilities reasonably necessary for the operation of the Funds; and (iii) employs or associates with itself such persons as it believes appropriate to assist it in performing its obligations under the Administrative Services Agreement.

  As compensation for its administrative services under the Administrative Services Agreement, BISYS Fund Services is paid a monthly fee at the following annual rates: 0.15% of a Fund's first $200 million of average daily net assets; 0.125% of a Fund's second $200 million of average daily net assets; 0.10% of a Fund's third $200 million of average daily net assets; and 0.08% of a Fund's average daily net assets in excess of $600 million.

  For the year ended December 31, 1998, BISYS Fund Services earned administration service fees totaling $98,265, $141,409, $52,902, and $84,516 net of fee waivers of $94,246, $65,509, $35,257 and $56,326 for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

  For the year ended December 31, 1997, BISYS Fund Services earned administration service fees totaling $46,781, $137,244, $64,477 and $39,320 net of fee waivers of $22,123, $68,828, $32,336 and $19,719, for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

  For the period from March 1, 1996 to December 31, 1996, BISYS Fund Services earned $18,016 (net of fee waivers of $6,109) in administration fees from the International Equity Fund, $99,227 (net of fee waivers of $52,606) in administration fees from the Growth and Income Fund, $88,619 (net of fee waivers of $48,426) in administration fees from the Fixed Income Fund and $38,260 (net of fee waivers of $21,167) in administration fees from the New York Fund. For the two months ended February 29, 1996. PFPC, the previous Administrator, earned $22,548 (net of fee waivers of $134) from the International Fund, $10,725 (net of fee waivers of $564) from the Growth and Income Fund, $15,598 (net of fee waivers of $821) for the Fixed Income Fund and $7,660 (net of fee waivers of $403) for the New York Fund.

  DISTRIBUTOR. Shares of the Funds are offered on a continuous basis through BISYS Fund Services, the Distributor, pursuant to the Distribution Contract. The Distributor is not obligated to sell any specific amount of shares.


  FEES AND EXPENSES

  As compensation for its advisory and management services, the Adviser is paid a monthly fee by each Fund at the following annual rates:
  For the International Equity Fund, the Adviser is paid a monthly advisory fee at an annual rate of 0.90% of the Fund's average daily net assets.


Portion of Average Daily Value of Net Assets of
the Growth and Income Fund and Fixed Income Fund      Advisory
- ------------------------------------------------    ------------
Not exceeding $400 million......................       0.550%
In excess of $400 million but
  not exceeding $800 million....................       0.505
In excess of $800 million but
  not exceeding $1.2 billion....................       0.460
In excess of $1.2 billion but
  not exceeding $1.6 billion....................       0.415
In excess of $1.6 billion but
  not exceeding $2 billion......................       0.370
In excess of $2 billion.........................       0.315

Portion of Average Daily Value of Net Assets of
the New York Tax-Free Fund                            Advisory
- ------------------------------------------------    ------------
Not exceeding $300 million......................       0.450%
In excess of $300 million but
  not exceeding $600 million....................       0.420
In excess of $600 million but
  not exceeding $1 billion......................       0.385
In excess of $1 billion but
  not exceeding $1.5 billion....................       0.350
In excess of $1.5 billion but
  not exceeding $2 billion......................       0.315
In excess of $2 billion.........................       0.280

  With respect to the International Fund for the years ended December 31, 1998, 1997 and 1996, the Adviser earned $336,751, $89,584 and $20,367 net of fee waivers of  $336,751, $307,447, and $140,552, respectively.

  With respect to the Growth and Income Fund for the years ended December 31, 1998, 1997 and 1996, the Adviser earned $518,499, $755,596, and $597,497 , respectively, in advisory fees.

  With respect to the Fixed Income Fund, for the years ended December 31, 1998, 1997 and 1996, the Adviser was paid $88,170, $354,982 and $562,307.

  With respect to the New York Fund, for the years ended December 31, 1998, 1997 and 1996, the Adviser was paid $309,890, $98,398 and $112,830, net of fee waivers of $0, $78,720 and $89,511, respectively.


  Except for the expenses paid by the Adviser under the Advisory Contract and by BISYS Fund Services, Inc. under the Management and Administration Agreement, the Funds bear all costs of their operations. Expenses attributable to a Fund are charged against the assets of the Fund.

  The Advisory Contract, Distribution Contract and Management and Administration Agreement (upon expiration of its initial term on September 1, 1999) will continue in effect with respect to a Fund from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of such Fund or by the Trust's Trustees and (ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined in the Investment Company Act of 1940) of any such party ("non-interested Trustees"). Each contract may be terminated with respect to a Fund at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by a vote of a majority of the Trustees on 60 days' written notice, except in the case of the Management and Administration Agreement which requires written notice of non-renewal given at least 90 days prior to expiration of the then current term. The Advisory Contract, Administrative Services Contract and the Distribution Contract shall terminate automatically in the event of their assignment (as defined in the Investment Company Act of 1940). The Board of Trustees of the Trust, including the non-interested Trustees, approved the continuance of each Fund's Advisory Contract, the Distribution Contract and the Co-Administration Agreement at a meeting of the Board of Trustees on January 26, 1999.

DISTRIBUTION PLANS AND EXPENSES


  The Board of Trustees of the Trust has adopted Distribution Plans (the "Plan") on behalf of each class of shares of each Fund, except the Institutional class of shares of the International Equity Fund, pursuant to Rule 12b-1 of the Investment Company Act of 1940, after having concluded that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Plan provides for a monthly payment not to exceed an annual rate of 0.35% (0.50% in the case of the Growth and Income Fund) of the average daily net assets of the Class A shares of all the Funds. Class B and Class C shares pay a fee not to exceed an annual rate of 1.00% of the average daily net assets of each share class of each Fund.

  BISYS Fund Services will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing shares of each Fund including rendering distribution-related asset introduction and asset retention services and otherwise promoting the sale of the Funds' shares. BISYS Fund Services may also use all or any portions of such fee to pay expenses such as the printing and distribution of prospectuses sent to prospective investors, the preparation, printing and distribution of sales literature and expenses associated with media advertisements and telephone services.

  The Plan provides for BISYS Fund Services to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plans may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of the outstanding shares of each class and approval of a majority of the non-interested Trustees. Distribution expenses incurred in one year will not be carried forward into and reimbursed in the next year for actual expenses incurred in the previous year.

  The Plan will continue in effect with respect to each Fund from year to year provided such continuance is approved annually by a vote of the Board of Trustees of the Trust and of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such Plan ("12b-1 non-interested Trustees"). The Board of Trustees of the Trust, including the 12b-1 non-interested Trustees, approved the continuance of the Plan at a meeting of the Board of Trustees on January 26, 1999.

  For the fiscal year ended December 31, 1998, the Funds incurred the following amounts in distribution-related fees under the Rule 12b-1 Distribution
Plan:

                                              Printing of
                         Compensation to   Prospectuses and     Retail     Postage and
                             Broker-          Shareholder     Marketing   Miscellaneous
      Fund                   Dealers          Advertising      Reports       Program      Expenses        Total
      ----                   -------          -----------      -------       -------      --------        -----
Growth and Income Fund      $       0          $     0         $     0        $     0        $     0     $      0
International Fund                  0                0               0              0              0            0
(Service Class)
Fixed Income Fund                   0                0               0              0              0            0
New York Fund               $  55,834          $     0         $     0        $     0        $     0      $55,834

                             SERVICE ORGANIZATIONS

  The Trust also contracts with banks (including HSBC Bank USA), trust companies, broker-dealers or other financial organizations ("Service Organizations") on behalf of the Funds to provide certain administrative services for the Fund at a fee of up to an annual rate of 0.35% for Class A shares and 0.50% for Class B and Class C shares. Services provided by Service Organizations may include among other things; providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving of funds in connection with shareholder orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from a Fund to its shareholders; and providing such other services as each Fund or shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation.

  Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by each Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by a Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

  Any customer of a Participating Organization may become the shareholder of record upon written request to its Participating Organization or the Fund's Transfer Agent. Each Participating Organization will receive monthly payments which in some cases may be based upon expenses that the Participating Organization has incurred in the performance of its services under the Servicing Agreement. The payments will not exceed, on an annualized basis, an amount equal to 0.35% (0.50% for Class B and Class C) of the average daily value during the month of Fund shares in the subaccount of which the Participating Organization is record owner as nominee for its customers. Such payments will be separately negotiated with each Participating Organization and will vary depending upon such factors as the services provided and the costs incurred by each Participating Organization. The payment may be more or less than the fees payable to BISYS Fund Services, Inc. for the services it provides pursuant to the Transfer Agency Agreement for similar services.

  The payments will be made by the Funds to the Participating Organizations pursuant to the Servicing Agreements. BISYS Fund Services, Inc. will not receive any compensation as transfer or dividend disbursing agent with respect to the subaccounts maintained by Participating Organizations. The Board of Trustees will review, at least quarterly, the amounts paid and the purposes for which such expenditures were made pursuant to the Servicing Agreements.

  Under separate agreements, the Adviser (not the funds) may make supplementary payments from its own revenues to a Participating Organization that agrees to perform services such as advising customers about the status of their subaccounts, the current yield and dividends declared to date and providing related services a shareholder may request. Such payments will vary depending upon such factors as the services provided and the cost incurred by each Participating Organization.

  The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

  If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                           CALCULATION OF YIELDS AND
                            PERFORMANCE INFORMATION

  From time to time, the Funds quote current yield based on a specific thirty day period. Such thirty day yield, which may be used in advertisements and marketing material, is calculated by using a method known as "semi-annual compounding." Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

  Where: yield = 2[(a-b + 1)/6/ -1]

  cd

  a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.


  The current yields for the Fixed Income and New York Funds as of December 31, 1997, were 5.54% and 3.81%, respectively (excluding the maximum sales of 4.75% for each Fund). The current yields as of the same date including the maximum sales charge were 5.28% and 3.63%, respectively, for the Fixed Income and New York Funds.

  The Funds from time to time may advertise total return and cumulative total return figures. Total return is the average annual compound rate of return for the periods of one year and the life of each Fund, where applicable, each ended on the last day of a recent calendar quarter. Total return quotations reflect the change in the price of each Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in shares of each Fund. Total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, that would compare the initial amount to the ending redeemable value of such investment according to the following formula (total return is then expressed as a percentage):

  Where: P(1+T)/n/ = ERV

                       P = a hypothetical initial investment of $1,000

  T = average annual total return
  n = number of years

  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

The average annual total return information for Class A shares of each of the Funds, and the Institutional Class of the International Fund, for the periods indicated below is as follows:

                                                         Shares Charge*         NAV
                                                        ----------------       -------
Growth and Income Fund
   One year ended December 31, 1997                              21.19%           27.42%
   Five years ended December 31, 1997                            15.49%           16.63%
   Inception (June 6, 1986) to December 31, 1997                 13.08%           13.59%

International Equity Fund
   Institutional Class
   One year ended December 31, 1997                                N/A            (2.15%)
   Inception (March 1, 1995) to December 31, 1997                  N/A             5.94%

   Class A
   One year ended December 31, 1997                              (6.97%)          (2.06%)
   Inception (April 25, 1994) to December 31, 1997               (0.42%)           1.07%

Fixed Income Fund
   One Year Ended December 31, 1997                               3.49%            8.12%
   Inception (January 15, 1993) to December 31, 1997              5.64%            6.69%

New York Tax-Free Bond Fund
   One Year Ended December 31, 1997                               3.80%            8.97%
   Five Years Ended December 31, 1997                             5.46%            6.50%
   Inception (March 21, 1989) to December 31, 1997                7.24%            7.83%


* Includes maximum sales charge. Performance data for Class B and Class C shares is not yet available because these classes of shares were not offered prior to May, 1999. Past Performance is not predictive of future performance.

  Cumulative total return is the rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Cumulative total return is calculated by finding the rate of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

  C = (ERV/P) - 1

  C = Cumulative Total Return

  P = a hypothetical initial investment of $1,000

  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


  All Funds

  From time to time, in marketing pieces and other Fund literature, each Fund's or the Funds' total performance may be compared to the performance of broad groups of comparable funds or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds. Sources for Fund performance information may include, but are not limited to, the following:

* Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

* Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

  Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

  Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

* Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

  Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

  Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

* Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

  Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

  New York Times, a nationally distributed newspaper which regularly covers financial news.

  Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

  Sylvia Porter's Personal Finance, a monthly magazine focusing on personal money management that periodically rates and ranks mutual funds by performance.

* Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

* Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.


* Sources of Fund performance information actually used by the Funds in the past.


                       DETERMINATION OF NET ASSET VALUE

  Each Fund's net asset value per share for the purpose of pricing and redemption orders is determined at 4:15 p.m. (Eastern time) on each day the Funds' transfer agent is open for business. The net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. The net asset value per share of each Fund is computed by dividing the total current market value of the net assets of a Fund, (i.e., the value of the assets less the liabilities), by the total number of shares outstanding at the time of determination. All expenses, including the advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value. The public offering price (net asset value of $10.35 and $12.36 for the International Fund and Growth and Income Fund, plus maximum sales charge of 5.00% of the offering price) per share at December 31, 1997 was $10.89 and $13.01 respectively. The public offering price (net asset value of $10.12, and $11.48 plus maximum sales charge of 4.75% of the offering price for the Fixed Income Fund and New York Fund, respectively) per share at December 31, 1997 was $10.62 and $12.05 for the Fixed Income Fund and New York Fund, respectively.

  Portfolio securities are valued at the last quoted sales price as of the close of business on the day the valuation is made, or lacking any sales, at the mean between closing bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value for each unlisted security is on a day such security is not traded shall be based on the mean of the bid and ask quotations for that day. The value for each unlisted security is based on the last trade price for that security on a day in which the security is traded. The value of each security for which readily available market quotations exist will be based on a decision as to the broadest and most representative market for such security. Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges (which is currently 4:10 p.m., Eastern time). Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges (which is currently 4:15 p.m., Eastern time). Other assets and securities for which no quotations are readily available (and in the case of the

International Fund, securities for which market quotations are available but the Adviser determines that a given quotation is not representative of a security's current market value) are valued at fair value as determined in good faith by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Short-term investments are valued at amortized cost, which approximates market value. The Board of Trustees has determined in good faith that amortized cost approximates fair market value. All assets and liabilities initially expressed in foreign currencies will be translated into U.S. Dollars at the bid price of such currencies against U.S. Dollars last quoted by a major bank or broker. If such quotations are not available as of the close of the New York Stock Exchange, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.


                            PORTFOLIO TRANSACTIONS

  The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser (or Sub-Adviser, as appropriate) is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Brokerage may be allocated to the Distributor to the extent and in the manner permitted by applicable law, provided that in the judgment of the investment adviser the use of the Distributor is likely to result in an execution at least as favorable as that of other qualified brokers. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

  Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

  Purchases and sales of securities will often be principal transactions in the case of debt securities and, for the Fixed Income Fund, equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with Marine Midland, the Adviser, the Funds or BISYS Fund Services are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange Commission. The Funds may purchase Municipal Obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Funds or BISYS Fund Services may act as a broker for the Funds. In order for such persons to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

  As permitted by Section 28(e) of the "Securities Exchange Act of 1934 (the "1934 Act") the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

  The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the view and information of securities firms.

  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the research services incurred by the Adviser.

  The aggregate brokerage commissions paid by the International Fund for the years ended December 31, 1998, 1997 and 1996 were $___, $330,959 and $113,445, respectively. No brokerage commissions were paid to affiliated brokers during these periods.

  For the years ended December 31, 1998, 1997 and 1996 the Growth and Income Fund paid an aggregate of $____, $288,300 and $113,241 respectively, in brokerage commissions.


                              PORTFOLIO TURNOVER

  A Fund's portfolio turnover rate measures the frequency with which a Fund's portfolio of securities is traded. The Funds will attempt to purchase securities with intent of holding them for investment but may purchase and sell portfolio securities whenever the Adviser believes it to be warranted (e.g., the Fund may sell portfolio securities in anticipation of an adverse market movement). The purchase and sale of portfolio securities may involve dealer mark-ups, underwriting commissions or other transaction costs. Generally, the higher the portfolio turnover rate, the higher the transaction costs to the Fund, which will generally increase the Fund's total operating expenses. In addition, increased portfolio turnover may increase the likelihood of additional capital gains for each Fund. The International Fund's portfolio turnover rate for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 was 163.90%, 112.54% and 77.91% respectively. The Growth and Income Fund's portfolio turnover rate for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 was 82.19%, 69.1% and 61.7% respectively. The Fixed Income Fund's portfolio turnover rate for the years ended December 31, 1998, December 31, 1997 and 1996 was 71.05%, 61% and 156%, respectively (the relatively higher 1996 turnover was due to market volatility). The New York Fund's portfolio turnover rate for the years ended December 31, 1998, December 31, 1997 and 1996 was 56.81%, 35.6% and 87.4%, respectively.

                              EXCHANGE PRIVILEGE

  Shareholders who have held all or part of their shares in a Fund for at least seven days may exchange those shares for shares of the other portfolios of the Trust and the HSBC Funds Trust which are available for sale in their state. A shareholder who has paid a sales load in connection with the purchase of shares of any of the Funds will not be subject to any additional sales loads in the event such shareholder exchanges shares of one Fund for shares of another Fund. Shareholders of any of the HSBC Money Market Funds who exchange shares of any of such Money Market Funds for shares of any of the Funds are charged the sales loads applicable to the Funds as stated in the Prospectus.

  Before effecting an exchange, shareholders should review the prospectuses. Exercise of the exchange privilege is treated as a redemption for Federal and New York State and City income tax purposes and, depending on the circumstances, a gain or loss may be recognized. See the Prospectus discussion of the Federal tax treatment of load reductions or eliminations in an exchange.

  The exchange privilege may be modified or terminated upon sixty (60) days' notice to shareholders. Although initially there will be no limit on the number of times a shareholder may exercise the exchange privilege, the Funds reserve the right to impose such a limitation. Call or write the Funds for further details.

                              PURCHASE OF SHARES


  The following information supplements and should be read in conjunction with the sections in the Funds' Prospectus entitled "Purchasing and Adding to Your Shares." The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the Funds offer more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B and C shares may be subject to a contingent deferred sales charge ("CDSC") payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs. After being held for six years, Class B shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC. Class B and C shares are offered without an initial sales charge. The Funds may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trust signs.


  When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A shares will not be appropriate for investors who invest less than $50,000 in Fund shares.


  A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide different additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

  Shares of the Funds are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

  The sales charge applicable to the purchase of Fund shares will be waived on the following purchases: (1) by Trustees and officers of the Trust and of HSBC Funds Trust, and members of their immediate families (parents, spouses, children, brothers and sisters), (2) by directors, employees and retirees of Marine Midland Bank and its affiliates, and members of their immediate families,
(3) by financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit-sharing or other benefit plan for such customers or employees, (4) by directors and employees of the Distributor, selected broker-dealers and affiliates and members of their immediate families, (5) by charitable organizations as defined in Section 501(c)(3) of the Internal Revenue Code ("Charitable Organizations") or for charitable remainder trusts or life income pools established for the benefit of Charitable Organizations, (6) by registered representatives of selling brokers and members of their immediate families, (7) by individuals who have terminated their Employee Benefit Trust ("EBT") Plan or have retired and are purchasing shares in the Fund with the proceeds of their benefits checks (the EBT Plan must currently own shares of a Fund at the time of the individual's purchase), (8) by corporations, their officers or directors, partnerships, and their partners which are customers or prospective customers of Marine Midland Bank when authorized by an officer of Marine Midland Bank, and (9) by individuals who, as determined by an officer of the Fund in accordance with guidelines established by the Fund's Trustees, have purchased shares under special circumstances not involving sales expenses to dealers or the Distributor. Eligible investors should contact the Adviser for details.

  The sales load does not apply in any instance to reinvested dividends.

  From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer- sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold a significant number of such shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

  Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

RIGHT OF ACCUMULATION

  The Funds offer to all shareholders a right of accumulation under which any shareholder may purchase shares of a Fund at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the offering price of the shareholder's combined holdings of the shares of the Fund. For the right of accumulation to be exercised, a shareholder must provide at the time of purchase confirmation of the total number of shares of the Fund owned by such shareholder. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time on sixty days notice to shareholders. Shares held in the name of a nominee or custodian under pension, profit- sharing, or other employee benefit plans may not be combined with other shares held in the name of such nominee or custodian for other plans to qualify for the right of accumulation.

LETTER OF INTENT

  By initially investing at least $1,000 and submitting a Letter of Intent to the transfer agent, a "single purchaser" may purchase shares of a Fund and other eligible HSBC Funds (other than Money Market Funds) during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter of Intent. The Letter of Intent may apply to purchases made up to 90 days before the date of submission of the Letter. Dividends and distributions of capital gains paid in shares of a Fund at net asset value will not apply towards the completion of the Letter of Intent. The Letter of Intent does not obligate a shareholder to buy the amount indicated in the Letter of Intent; however, if the intended purchases are not completed during the Letter of Intent period, the shareholder will be obligated to pay the Distributor an amount equal to the difference between the regular sales charge applicable to a single purchase of the number of shares purchased and the sales charge actually paid. For further details, including escrow provisions, see the Letter of Intent. Each Fund reserves the right to amend, suspend or cease offering this program at any time.


                                  REDEMPTIONS

  The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal and New York State and City income tax purposes. Any loss realized on the redemption of Fund shares held, or treated as held, for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends received on the redeemed shares.

  A shareholder's account with a Fund remains open for at least one year following complete redemption and all costs during the period will be borne by the Fund. This permits an investor to resume investments in such Fund during the period in an amount of $50 or more.

  To be in a position to eliminate excessive shareholder expense burdens, each Fund reserves the right to adopt a policy pursuant to which it may redeem, upon not less than 30 days' notice, shares of the Fund in an account which has a value below a designated amount. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

  The Funds may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency exists making disposal of portfolio securities or determination of the value of the net assets of the Funds not reasonably practicable.

  Although it would not normally do so, the Trust has the right to pay the redemption price in whole or in part in securities of a Fund's portfolio as prescribed by the Trustees. When a shareholder sells portfolio securities received in this fashion he would incur a brokerage charge. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act, as amended. Under that rule, the Trust must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of a Fund's net asset value at the beginning of such period.

SYSTEMATIC WITHDRAWAL PLAN

  An owner of $10,000 or more worth of shares of a Fund may elect to have periodic redemptions from his account to be paid on a monthly basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will be redeemed on the first or the fifteenth day of the month. Redemptions for the purpose of making such payments may reduce or even exhaust the account if your monthly checks exceed the dividend, interest and capital appreciation, if any, on your shares. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Shareholders holding share certificates are not eligible to establish a Systematic Withdrawal Plan because share certificates must accompany all withdrawal requests.

  Amounts paid to you pursuant to the Systematic Withdrawal Plan are not a return on your investment. Payments to you pursuant to the Systematic Withdrawal Plan are derived from the redemption of shares in your account and is a taxable transaction on which gain or loss may be recognized for Federal, state and local income tax purposes.

REINSTATEMENT PRIVILEGE

  A shareholder in a Fund who has redeemed shares may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 60 days of the original redemption. This privilege must be effected within 60 days of the redemption and the investor at the time of purchase must provide the number of shares redeemed within the 60 day period. The shareholder must reinvest in the same Fund and account from which the shares were redeemed. A redemption is a taxable transaction and gain or loss may be recognized for Federal income tax purposes even if the reinstatement privilege is exercised. Any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired.

                                 INCOME TAXES

The Funds intend to distribute annually substantially all of their net investment income in the form of dividends. Shares purchased will begin earning dividends on the day of settlement and shares redeemed will earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of such month.

  In order to satisfy certain annual distribution requirements of the Internal Revenue Code of 1986 (the "Code"), the Funds may declare special dividend and capital gains distributions during October, November or December as of a record date in such a month. Such distributions, if paid to shareholders in the following January, are deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of the prior year.

  Each Fund will be treated as a separate entity for Federal income tax purposes, notwithstanding that it is one of multiple series of the Trust. Each Fund has elected to be treated, and has qualified and intends to continue to qualify to be treated as a regulated investment company for each taxable year by complying with the provisions of the Code applicable to regulated investment companies so that it will not be liable for Federal income tax with respect to its net investment income and net realized capital gains distributed to shareholders in accordance with the timing requirements of the Code.

  In order to qualify as a regulated investment company for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock or securities and gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities or other income (including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency; (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other stocks and securities limited, in the case of other stocks or securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of its assets or 10% of the voting stocks or securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the stocks or securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

  The amount of capital gains, if any, realized in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by each Fund's management to be most likely to attain such Fund's investment objective. Such sales and any resulting gains or losses, may therefore vary considerably from year to year. Since at the time of an investor's purchase of shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in each Fund's portfolio or undistributed income of such Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) represent a return of a portion of his investment.

  Each Fund is required to report to the Internal Revenue Service (the "IRS") all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions. Each Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished such Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the IRS that they are subject to backup withholding. In addition, a Fund may be required to withhold Federal income tax at a rate of 31% if it is notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of under reporting of interest or dividend income.

  Distributions of taxable net investment income and net realized capital gains will be taxable as described in the Prospectus whether made in shares or in cash. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

  Any loss realized upon the redemption of shares held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend received on the redeemed shares. Any loss realized upon the redemption of shares within six months after receipt of an exempt-interest dividend will be disallowed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

  Different tax treatment is accorded to accounts maintained as IRAs, including a penalty on early distributions. Shareholders should consult their tax advisers for more information.

  Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

  The "straddle" rules of Section 1092 of the Code may require the Funds which are permitted to engage in such transactions to defer the recognition of certain losses incurred on its transactions involving certain stock or securities, futures contracts or options. Section 1092 defines a "straddle" to include "offsetting positions" with respect to publicly traded stock or securities. A "position" is defined to include a futures contract and an option. In general, the Funds will be considered to hold offsetting positions if there is a substantial diminution of its risk of loss from holding one position by reason of its holding one or more other positions. Section 1092 generally provides that in the case of a straddle, any loss from the disposition of a position (the "loss position") in the straddle shall be recognized for any taxable year only to the extent that the amount of such loss exceeds the unrealized gains on any offsetting straddle position (the "gain position") and the unrealized gain on any successor position (which is a position that is itself offsetting to the gain position and is acquired during a period commencing 30 days prior to, and ending 30 days after, the disposition of the loss position).

  These special tax rules applicable to options and futures transactions could affect the amount, timing and character of capital gain distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

  For purposes of the dividends-received deduction available to corporations, dividends received by a Fund from taxable domestic corporations in respect of any share of stock treated as debt-financed under the Code or held by the Fund for 45 days or less (90 days in the case of certain preferred stock) will not be treated as qualifying dividends. To the extent applicable, for purposes of the dividends-received deduction the holding period of any share of stock will not include any period during which the Fund has an option or a contractual obligation to sell, or has granted certain call options with respect to, substantially identical stock or securities or, under Treasury regulations to be promulgated, a Fund may diminish its risk of loss by holding one or more other positions with respect to substantially similar or related property. It is anticipated that these rules will operate so as to reduce the portion of distribution paid by the Fund that will be eligible for the dividends received deduction available to corporate shareholders of the Fund. The dividends-received deduction is reduced to the extent the shares of the Funds with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than 46 days.

  Corporate shareholders should also note that their basis in shares of the Fund may be reduced by the untaxed portion (i.e., the portion qualifying for the dividends-received deduction) of an "extraordinary dividend" if the shares have not been held for at least two years prior to declaration of the dividend. Extraordinary dividends are dividends paid during a prescribed period which equal or exceed 10% of a corporate shareholder's basis in its Fund shares or which satisfy an alternative test based on the fair market value of the shares. To the extent dividend payments received by corporate shareholders of the Fund constitute extraordinary dividends, such shareholders' basis in their Fund shares will be reduced and any gain realized upon a subsequent disposition of such shares will therefore be increased. The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

  Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) any ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to a Fund during such year. Each Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

  The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

  If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

  SPECIAL TAX CONSIDERATIONS FOR THE INTERNATIONAL EQUITY FUND. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of federal withholding taxes will reduce the income received from the companies comprising the Fund.

  Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt securities or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code which causes such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount, timing and character of distributions to shareholders.

  If a Fund invests in certain "passive foreign investment companies" ("PFICs") which do not distribute their income on a regular basis, it could be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If the Fund elects to treat the PFIC as a "qualified electing Fund" ("QEF") and the PFIC furnishes the Fund certain financial information in the required form, the Fund would instead be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts would be subject to the various distribution requirements described above.

  It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. With respect to any non-U.S. taxes (including withholding taxes) actually paid by the Fund, if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of any non-U.S. corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders. If the Fund does not make the election permitted under Section 853, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

  In the event a Fund makes the election described above to pass through non-U.S. taxes to shareholders, shareholders will be required to include in income (in addition to any distributions received) their proportionate portion of the amount of non-U.S. taxes paid by the Fund and will be entitled to claim either a credit or deduction for their portion of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which the Fund makes the election regarding the amount and nature of foreign taxes to be included in their income for U.S. Federal income tax purposes.

  Each year each Fund will notify shareholders of the character of its dividends and distributions for federal income tax purposes. Depending on the residence of the shareholder for tax purposes, such dividends and distributions may also be subject to state, local or foreign tax consequences of ownership of Fund shares in their particular circumstances.

  Exempt-interest dividends and other distributions paid by the New York Fund are includable in the tax base for determining the taxibility of social security or railroad retirement benefits.

  Depending on the residence of the New York Fund's shareholders for tax purposes, distributions may also be subject to state and local taxes. Shareholders are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends, on their Federal tax returns. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of the New York Fund shares in their particular circumstances. Shareholders who are not United States persons should also consult their tax advisers as to the potential application of foreign and U.S. taxes, including a 30% U.S. withholding tax (or lower treaty rate) on dividends representing ordinary income to them.

  Special Tax Considerations for the New York Tax-Fee Fund. The New York Tax-Free Fund also intends to qualify to pay "exempt-interest dividends" within the meaning of the Code by holding at the end of each quarter of its taxable year at least 50% of the value of its total assets in the form of Municipal Obligations. Dividends derived from interest on Municipal Obligations that constitute exempt-interest dividends will not be includable in gross income for Federal income tax purposes and exempt-interest dividends derived from interest on New York Municipal Obligations will not be includable in gross income for Federal income tax purposes or subject to New York State or City personal income tax.

  The Tax Reform Act of 1986 (the "Tax Act") and subsequent restrictive legislation may significantly affect the supply and yields of Municipal Obligations and New York Obligations. The Tax Act imposed new restrictions on the issuance of Municipal Obligations and New York Obligations. As described in the Prospectus, pursuant to the Tax Act, if the Fund invested in Municipal Obligations and New York Municipal Obligations that are private activity bonds, some portion of exempt-interest dividends paid by the Fund would be treated as an item of tax preference for purposes of the Federal alternative minimum tax on individuals and corporations. In addition, a portion of original issue discount relating to stripped Municipal Obligations and their coupons may be treated as taxable income under certain circumstances, as will income from repurchase agreements and securities loans.

  Exempt-interest dividends received by corporations which hold shares of the Fund will be part of the "adjusted current earnings" of such corporations, and will increase the "alternative minimum taxable income" of such corporations for purposes of the alternative minimum tax on corporations.

  Property and casualty insurance companies will be required to reduce their deductions for "losses incurred" by a portion of the exempt-interest dividends they receive for shares of the Fund. The portion of the income from the Fund derived from bonds with respect to which a holder is a "substantial user" will not be tax-exempt in the hands of such user.

  Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund may not be deductible in whole or in part for Federal or New York State or City income tax purposes. Pursuant to Treasury Regulations, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares, even though the borrowed funds may not be directly traceable to the purchase of shares.

  The Fund will determine the portion of any distribution that will qualify as an exempt-interest dividend based on the proportion of its gross income derived from interest on Municipal Obligations over the course of the Fund's taxable year. Therefore, the percentage of any particular distribution designated as an exempt-interest dividend may be substantially different from the percentage of the Fund's gross income derived from interest on Municipal Obligations for the period covered by the distribution.

  Opinions relating to the validity of Municipal Obligations (including New York Municipal Obligations) and to the exclusion of interest thereon from Federal, New York State and New York City gross income are rendered by bond counsel for each issue at the time of issuance. Neither the Trust nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

  The Fund may obtain put rights with respect to certain of its Municipal Obligations. The Internal Revenue Service has issued published and private rulings concerning the treatment of such put transactions for Federal income tax purposes. Since these rulings are ambiguous in certain respects, there can be no assurance that the Fund will be treated as the owner of the Municipal Obligations subject to the puts or that the interest on such obligations received by the Fund will be exempt from Federal income tax (and New York State and City personal income tax in the case of New York Municipal Obligations). If the Fund is not treated as the owner of the Municipal Obligations subject to the puts, distributions of income derived from such obligations will be taxed as ordinary income. The Fund anticipates that, in any event, it will remain qualified to pay exempt-interest dividends with respect to interest derived from other obligations in its portfolio.

                         SHARES OF BENEFICIAL INTEREST


  The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The Declaration of Trust authorizes the Trustees to classify or reclassify any unissued shares of beneficial interest. Pursuant to that authority, the Board of Trustees has authorized the issuance of four series representing four portfolios of the Trust. Each portfolio, except the International Fund, is comprised of three different classes of shares - Class A, Class B and Class C shares. The International Fund is comprised of four different classes of shares - Class A, Class B, Class C and Institutional Class shares.


  The Institutional Shares are available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or other benefit plan for such customers or employees. All shares of the Trust issued and outstanding are fully paid and non-assessable. The Trust is not required by law to hold annual shareholder meetings and does not intend to hold such meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested to do so in writing by the holders of not less than 10% of the outstanding shares of the Trust.

  All shares have equal voting rights and will be voted in the aggregate, and not by portfolio, except where voting by portfolio is required by law or where the matter involved affects only one portfolio or class. As used in the Prospectus and in this SAI, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting all of the Funds (e.g., election of Trustees and ratification of independent auditors), means the vote of a majority of each Fund's outstanding shares represented at a meeting. The term "majority", when referring to the approvals to be obtained from shareholders in connection with approval of the Advisory Contract or changing the fundamental policies of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

  Vacancies on the Board of Trustees are filled by the Board of Trustees if immediately after filling any such vacancy at least two-thirds of the Trustees then holding office have been elected to such office by shareholders at an annual or special meeting. In the event that at any time less than a majority of Trustees holding office were elected by shareholders, the Board of Trustees will cause to be held within 60 days a shareholders' meeting for the purpose of electing trustees to fill any existing vacancies. Trustees are subject to removal with cause by two-thirds of the remaining Trustees or by a vote of a majority of the outstanding shares of the Trust. The Trustees are required to promptly call a shareholders' meeting for voting on the question of removal of any Trustee when requested to do so in writing by not less than 10% of the outstanding shares of the Trust. In connection with the calling of such shareholders' meetings, shareholders will be provided with communication assistance.

  Each share of a Fund represents an equal proportionate interest in the Fund with each other share of such Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of liquidation or dissolution, shares of a Fund are entitled to receive the assets belonging to the Fund which are available for distribution, and of any general assets not belonging to such Fund which are available for distribution.

  Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Funds.

  Under Massachusetts law, it is possible that shareholders of a Massachusetts business trust might, under certain circumstances, be held personally liable for acts or obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all loss and expense of any shareholder held personally liable by reason of being or having been a shareholder of the Trust. Thus, the risk that a shareholder of any Fund could incur financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

  At February, 1999 no person owned of record or, to the knowledge of management beneficially owned more than 5% of the outstanding shares of any Fund except as set forth below:

                        Shares Held & Percent of Class


Name and Address of                     Shares Held         Percent of Class

             Holder of Record
     -------------------------------      --------------------------------------
     GROWTH AND INCOME FUND               6,315,394            91.958%
            Marine Midland Bank
            Buffalo, NY 14240

            Total Shares Outstanding      6,867,661

     INTERNATIONAL EQUITY FUND
     Service Class
     Donaldson Lufkin Jenrette                1,618             6.348%
     Jersey City NJ 07303

     Marine Midland Bank, Custodian           4,714            18.492%
     Paul M. Dudney, IRA
     Seven Oaks, Kent, England TN13

     Kathleen M. Hariff                       1,350             5.295%
     Ontario, NY 14519

            Total Shares Outstanding         25,494

     INTERNATIONAL EQUITY FUND            5,129,779            99.991%
     Institutional Class
            Marine Midland Bank
            Buffalo, NY 14240

            Total Shares Outstanding      5,130,216

     FIXED INCOME FUND                    5,364,126            97.215%
            Marine Midland Bank
            Buffalo, NY 14240

            Total Shares Outstanding      5,517,778



Name and Address of
Holder of Record              Shares Held    Percent of Class
----------------              -----------    -----------------
NEW YORK TAX-FREE FUND
  Marine Midland Bank             682,199            21.779%
  Buffalo, NY 14240

  Total Shares Outstanding      3,132,261



  Marine Midland Bank has informed the Trust that it was not the beneficial owner of any of the shares it held of record.

                           CUSTODIAN, TRANSFER AGENT
                           AND FUND ACCOUNTING AGENT

  The Bank of New York has been retained, pursuant to a Custodian Agreement, to act as custodian for each Fund. The Bank of New York's address is 90 Washington Street, New York, New York 10286. Under the Custodian Agreement, the Custodian maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each such Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each such Fund; pays all expenses of each such Fund; receives and pays out cash for purchases and redemptions of shares of each such Fund and pays out cash if requested for dividends on shares of each such Fund; calculates the daily value of the assets of the Fixed Income Fund; determines the daily net asset value per share, net investment income and dividend rate for the Short-Term and Fixed Income Funds; and maintains records for the foregoing services. Under the Custodian Agreement, each such Fund has agreed to pay the Custodian for furnishing custodian services a fee for certain administration and transaction charges and out-of-pocket expenses.

  Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The International Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

  The Bank of New York received a fee of $20,111 for custody services for the Growth and Income Fund for the year ended December 31, 1998. For the period ended December 31, 1997 the Bank of New York received a fee of $20,738 for custody services for the Growth and Income Fund. For the year ended December 31, 1996, the Bank of New York received fees of $14,270 and $963 from the Growth and Income Fund for custody services. For the year ended December 31, 1998, the New York Fund paid $6,797 in custody fees and the Fixed Income Fund paid $7,098.
For the year ended December 31, 1997 the New York Fund paid $5,586 in custody fees and the Fixed Income Fund paid $9,647.

  For the year ended December 31, 1996 the New York Fund paid $7,893 in custody fees and the Fixed Income Fund paid $13,337 to Marine Midland Bank.

  The Board of Trustees has authorized The Bank of New York in its capacity as custodian of each such Fund to enter into Subcustodian Agreements with banks that qualify under the 1940 Act to act as subcustodians with respect to certain variable rate short-term tax-exempt obligations in each Fund's portfolio.

  BISYS Fund Services, Inc. (the "Transfer Agent") has been retained by the Trust to act as transfer agent and dividend disbursing agent for the Funds. Under the Agency Agreement, BISYS Fund Services, Inc. performs general transfer agency and dividend disbursing services. It maintains an account in the name of each shareholder of record in each Fund reflecting purchases, redemptions, daily dividend accruals and monthly dividend disbursements, processes purchase and redemption requests, issues and redeems shares of each Fund, addresses and mails all communications by each Fund to its shareholders, including financial reports, other reports to shareholders, dividend and distribution notices, tax notices and proxy material for its shareholder meetings, and maintains records for the foregoing services. Under the Agency Agreement, each Fund has agreed to pay BISYS Fund Services, Inc. $25.00 per account and subaccount (whether maintained by the Adviser or a correspondent bank) per annum. In addition, the Funds have agreed to pay BISYS Fund Services, Inc. certain transaction charges, wire charges and out-of-pocket expenses incurred by BISYS Fund Services, Inc.

  In addition, BISYS Fund Services, Inc. provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement. Under such agreement, BISYS Fund Services, Inc. maintains the accounting books and records for each Fund, maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity. BISYS' fees for providing such services to the Funds currently are paid under the Management and Administration Agreement.



                             INDEPENDENT AUDITORS

  Ernst & Young LLP serves as the independent auditors for the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with Securities and Exchange Commission filings. Ernst & Young LLP's address is 787 Seventh Avenue, New York, New York 10019.


                                    COUNSEL

  Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Advisers.


                             FINANCIAL STATEMENTS

  The financial statements appearing in the most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Ernst & Young LLP, are incorporated by reference in this Statement of Additional Information and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. The Annual Reports to shareholders which contains the referenced statements, are available upon request and without charge.

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                          PART C.  OTHER INFORMATION

Item 23.    Exhibits:

        Exhibit
        Number           Description
        ------           -----------

        *(a)        --   Amended and Restated Declaration of Trust.

        *(b)        --   By-Laws of Registrant.

        (d1)        --   Advisory Contract between Registrant and HSBC Asset
                         Management Americas, Inc.


(c) not applicable

        (d2)        --   Sub-Advisory Contract between HSBC Asset Management
                         Americas Inc. and Delaware International Advisers Ltd with respect to International Fund.

         (e)        --   Distribution Agreement between Registrant and BISYS
                         Fund Services.

       *(g1)        --   Custodian Agreement between Registrant and The Bank of
                         New York.

       *(h1)        --   Management and Administrative Agreement between
                         Registrant and BISYS Fund Services.

       *(h2)        --   Accounting Services Agreement between Registrant and
                         BISYS Fund Services

       *(h4)        --   Transfer Agency Agreement between Registrant and BISYS
                         Fund Services

       *(h9)        --   Fund Accounting Agreement between Registrant and BISYS
                         Fund Services

         (i)        --   Consent of Hale & Dorr counsel to Registrant.

         (j)        --   Consent of Ernst & Young LLP, independent
                         Auditors.

           K        --   Not applicable

        (m1)        --   Rule l2b-l Distribution Plan for Class A Shares
         m2         --   Rule 12b-1 Distribution Plan for Class Band C shares.

        (m3)*       --   Rule 12b-1 Shareholder Servicing Agreement between
                         Registrant and BISYS Fund Services, Inc.

        (m3)        --   Distributor's Selected Dealer Agreement.

         (n)        --   Financial Data Schedules

         (o)        --   Rule 18f-3 Plan

-----------------------

      *Filed with Post-Effective Amendment No. 18 to the Trust's Registration
       Statement on April 29, 1997.


Item 24.  Persons Controlled by or under Common Control with Registrant.
          -------------------------------------------------------------

             None.

Item 25.  Indemnification.
          ----------------

          Reference is made to Article IV of Registrants By-Laws and paragraphs 9 and 10 of the Distribution Contract.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant has in force a National Union Fire Insurance Company Directors and Officers Liability Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of "any breach of duty, neglect, error, misstatement, misleading statement, omission or act done or wrongfully attempted" while acting as trustees or officers of the Registrant. The period of insurance under the present policy is for the one-year period ending August 1, 1999. The policy covers 100% of the excess of $100,000 up to an annual aggregate limit of $10,000,000 of any losses including legal and other expenses in connection with any claim.

Item 26.  Business and Other Connections
          of Investment Adviser
          -------------------------------------

          HSBC Asset Management Americas Inc. also serves as the investment adviser to HSBC Funds Trust.

Item 27.  Principal Underwriter
          ---------------------

          (a) BISYS Fund Services is Sponsor and Distributor for HSBC Funds Trust and HSBC Mutual Funds Trust ("HSBC Trusts"). BISYS also acts as Distributor to a number of other registered investment companies not affiliated with HSBC Trusts.

          (b)  Officers and Directors

                       Name and           Positions and      Positions and
                  Principal Business       Offices with       Offices with
                        Address             Registrant        Underwriter
          ---------------------------     --------------   ---------------------

          BISYS Fund Service, Inc.             None         Sole General Partner
          3435 Stelzer Road
          Columbus, OH 43219

          WC Subsidiary Corporation            None         Sole Limited Partner
          150 Clove Road
          Little Falls, New Jersey 07424

          (c)  Not applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

          (1) Records relating to management and advisory functions:

                       HSBC Asset Management Americas Inc.
                       250 Park Avenue
                       New York, NY 10177

                       Delaware International Advisers Ltd
                       One Commerce Square
                       Philadelphia, PA 19103
                       (International Equity Fund Only)

          (2) Records relating to administration and distribution functions:
                       BISYS Fund Services
                       3435 Stelzer Road
                       Columbus, OH 43219

          (3) Records relating to fund accounting and transfer agency functions:
                       BISYS Fund Services
                       3435 Stelzer Road
                       Columbus, OH 43219

          (4) Records relating to custodial functions:
                       Bank of New York
                       90 Washington Street
                       New York, NY 10286


Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a Trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

          (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that Section applied to the Registrant.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders upon request without charge.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on April 30, 1999.

                            HSBC MUTUAL FUNDS TRUST
                                 (Registrant)


                                       By: /s/
                                          ------------------------------------
                                       Walter Grimm, President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                            Date
---------                    -----                            ----

/s/ Walter Grimm             President                        April 30, 1999
--------------------------
Walter Grimm



/s/ Anthony Fisher           Vice President                   April 30, 1999
--------------------------
Anthony Fisher



  *  WOLFE J. FRANKL         Trustee                          April 30, 1999
--------------------------
Wolfe J. Frankl


  *  HARALD PAUMGARTEN       Trustee                          April 30, 1999
--------------------------
Harald Paumgarten


  *  JOHN P. PFANN           Trustee                          April 30, 1999
--------------------------
John P. Pfann

  *  ROBERT A. ROBINSON      Trustee                          April 30, 1999
--------------------------
Robert A. Robinson

* Pursuant to Power of Attorney filed with Post-Effective Amendment No. 18 to Registration Statement Nos. 33-33734 and 811-6057.

                                 EXHIBIT INDEX


  Exhibit d1    -  Advisory Contract

  Exhibit d2    -  Sub-Advisory Contract

  Exhibit e     -  Distribution Agreement

  Exhibit i     -  Consent of Hale & Dorr

  Exhibit j     -  Consent of Ernst and Young LLP

  Exhibit m1    -  Rule 12b-1 Distribution Plan for Class A

  Exhibit m2    -  Rule 12b-1 Distribution Plan for Class B and C

  Exhibit m3    -  Distribution's Selected Dealer Agreement

  Exhibit n     -  Financial Data Schedule

  Exhibit n3    -  Growth and Income Fund

  Exhibit n2    -  New York Tax-Free Bond Fund

  Exhibit n1    -  Fixed Income Fund

  Exhibit n4    -  International Equity Fund (Service Class)

  Exhibit n5    -  International Equity Fund (Institutional Class)

  Exhibit o     -  Revised Rule 18f-3 Plan
